UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

February 28, 2017

EIF-QTLY-0417
1.814098.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	13,333	$63,998
China XD Plastics Co. Ltd. (a)	20,593	97,817
Dorman Products, Inc. (a)(b)	14,425	1,127,458
Fox Factory Holding Corp. (a)	14,035	376,138
Gentex Corp. (b)	113,145	2,379,439
Gentherm, Inc. (a)(b)	14,504	525,770
Kandi Technolgies, Inc. (a)(b)	19,321	79,216
Motorcar Parts of America, Inc. (a)	7,849	222,676
Shiloh Industries, Inc. (a)	6,437	99,323
SORL Auto Parts, Inc. (a)	7,832	25,376
Spartan Motors, Inc.	12,316	81,901
Strattec Security Corp.	1,501	44,655
Sypris Solutions, Inc. (a)	1,434	1,276
The Goodyear Tire & Rubber Co.	102,813	3,603,596
VOXX International Corp. (a)	10,039	49,693
Workhorse Group, Inc. (a)	11,485	32,962
		8,811,294
Automobiles - 0.4%
Tesla, Inc. (a)(b)	59,735	14,933,153
Distributors - 0.2%
Core-Mark Holding Co., Inc. (b)	18,917	615,181
Educational Development Corp.	1,826	17,438
Fenix Parts, Inc. (a)	9,442	18,884
LKQ Corp. (a)	121,452	3,835,454
Pool Corp.	16,161	1,853,828
Weyco Group, Inc.	4,744	129,891
		6,470,676
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	6,085	146,953
Ascent Capital Group, Inc. (a)	7,742	124,259
ATA, Inc. ADR (a)	2,232	8,281
Cambium Learning Group, Inc. (a)	20,766	101,130
Capella Education Co.	4,737	360,486
Career Education Corp. (a)	26,424	220,112
Collectors Universe, Inc.	3,905	91,377
Grand Canyon Education, Inc. (a)	19,202	1,178,619
Houghton Mifflin Harcourt Co. (a)	48,777	538,986
Liberty Tax, Inc.	6,002	89,730
Lincoln Educational Services Corp. (a)	11,240	21,019
National American University Holdings, Inc.	1,829	4,774
Strayer Education, Inc.	4,271	331,173
Tarena International, Inc. ADR (b)	11,878	171,875
		3,388,774
Hotels, Restaurants & Leisure - 2.5%
Amaya, Inc. (a)(b)	58,928	854,061
Bagger Daves Burger Tavern, Inc.	7,360	0
BJ's Restaurants, Inc. (a)	9,249	336,201
Bloomin' Brands, Inc. (b)	40,487	691,923
Bob Evans Farms, Inc.	7,689	436,197
Bojangles', Inc. (a)	15,852	333,685
Bravo Brio Restaurant Group, Inc. (a)	8,076	32,304
Buffalo Wild Wings, Inc. (a)	7,055	1,093,525
Caesars Acquisition Co. (a)	55,131	807,669
Caesars Entertainment Corp. (a)(b)	57,439	542,799
Carrols Restaurant Group, Inc. (a)	16,735	264,413
Century Casinos, Inc. (a)	13,898	95,062
China Lodging Group Ltd. ADR	12,836	744,103
Churchill Downs, Inc.	6,543	983,413
Chuy's Holdings, Inc. (a)(b)	8,587	244,730
Cracker Barrel Old Country Store, Inc. (b)	9,480	1,526,185
Dave & Buster's Entertainment, Inc. (a)	16,567	947,467
Del Frisco's Restaurant Group, Inc. (a)	11,401	181,276
Del Taco Restaurants, Inc. (a)(b)	16,133	200,211
Denny's Corp. (a)	28,977	363,951
Diversified Restaurant Holdings, Inc. (a)	7,360	13,248
Dunkin' Brands Group, Inc. (b)	36,091	1,985,366
El Pollo Loco Holdings, Inc. (a)(b)	14,568	182,100
Eldorado Resorts, Inc. (a)(b)	19,639	320,116
Empire Resorts, Inc. (a)(b)	12,396	288,207
Famous Dave's of America, Inc. (a)	1,737	9,814
Fiesta Restaurant Group, Inc. (a)	10,915	216,663
Fogo de Chao, Inc. (a)(b)	12,900	180,600
Gaming Partners International Corp.	2,789	31,711
GigaMedia Ltd. (a)	1,007	3,061
Golden Entertainment, Inc.	8,990	106,532
Good Times Restaurants, Inc. (a)(b)	8,038	24,114
Habit Restaurants, Inc. Class A (a)	7,846	105,529
Iao Kun Group Holding Co. Ltd. (b)	14,955	4,638
Icahn Enterprises LP	56,899	3,200,000
Ignite Restaurant Group, Inc. (a)	10,009	4,295
Ilg, Inc. (b)	51,494	972,207
International Speedway Corp. Class A	11,620	431,102
Isle of Capri Casinos, Inc. (a)	16,373	397,700
Jack in the Box, Inc.	12,433	1,165,096
Jamba, Inc. (a)(b)	12,781	124,104
Kona Grill, Inc. (a)(b)	3,779	23,997
Lindblad Expeditions Holdings (a)	18,088	162,249
Marriott International, Inc. Class A	154,681	13,455,700
Melco Crown Entertainment Ltd. sponsored ADR (b)	68,402	1,119,741
Monarch Casino & Resort, Inc. (a)	7,845	199,891
Nathan's Famous, Inc. (a)	2,069	128,278
Noodles & Co. (a)(b)	9,877	37,533
Norwegian Cruise Line Holdings Ltd. (a)	90,721	4,599,555
Panera Bread Co. Class A (a)(b)	8,890	2,051,812
Papa John's International, Inc. (b)	14,471	1,142,051
Papa Murphy's Holdings, Inc. (a)(b)	5,342	22,810
Peak Resorts, Inc.	8,205	49,230
Penn National Gaming, Inc. (a)	35,255	510,140
Pinnacle Entertainment, Inc.	23,582	409,384
Popeyes Louisiana Kitchen, Inc. (a)	8,311	656,652
Potbelly Corp. (a)(b)	9,518	124,210
Rave Restaurant Group, Inc. (a)(b)	4,931	11,095
RCI Hospitality Holdings, Inc.	4,425	75,358
Red Robin Gourmet Burgers, Inc. (a)	5,663	258,516
Red Rock Resorts, Inc.	16,093	353,563
Ruth's Hospitality Group, Inc.	14,891	250,913
Scientific Games Corp. Class A (a)(b)	33,902	700,076
Sonic Corp.	17,074	431,631
Starbucks Corp.	577,974	32,869,381
Texas Roadhouse, Inc. Class A	27,556	1,165,619
The Cheesecake Factory, Inc. (b)	18,606	1,135,896
Town Sports International Holdings, Inc. (a)	11,510	39,134
Tuniu Corp. Class A sponsored ADR (a)(b)	12,168	101,359
Wendy's Co. (b)	99,343	1,384,841
Wingstop, Inc. (b)	11,601	305,106
Wynn Resorts Ltd. (b)	40,721	3,915,324
		88,136,423
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	8,599	141,884
Bassett Furniture Industries, Inc.	4,646	127,068
Cavco Industries, Inc. (a)	3,853	459,470
Dixie Group, Inc. (a)	3,770	13,384
Flexsteel Industries, Inc.	3,144	158,080
Garmin Ltd. (b)	74,345	3,836,945
GoPro, Inc. Class A (a)(b)	41,794	392,864
Green Brick Partners, Inc. (a)(b)	19,373	183,075
Helen of Troy Ltd. (a)(b)	10,949	1,069,717
Hooker Furniture Corp.	4,843	159,819
iRobot Corp. (a)(b)	10,789	615,836
LGI Homes, Inc. (a)(b)	9,315	270,228
Lifetime Brands, Inc.	6,790	98,455
Live Ventures, Inc. (a)	1,151	18,025
Nova LifeStyle, Inc. (a)(b)	8,342	16,601
SGOCO Technology Ltd. (a)	250	738
SodaStream International Ltd. (a)	7,832	381,732
Stanley Furniture Co., Inc.	825	652
Turtle Beach Corp. (a)(b)	21,513	22,804
Universal Electronics, Inc. (a)	6,112	419,894
Vuzix Corp. (a)(b)	6,024	38,855
Zagg, Inc. (a)	10,728	64,904
		8,491,030
Internet & Direct Marketing Retail - 7.4%
1-800-FLOWERS.com, Inc. Class A (a)	21,065	210,650
Amazon.com, Inc. (a)	188,984	159,699,039
CafePress, Inc. (a)	1,330	4,017
Cnova NV (a)	182,614	958,724
Ctrip.com International Ltd. ADR (a)(b)	167,114	7,927,888
Duluth Holdings, Inc. (a)(b)	11,359	239,561
Etsy, Inc. (a)	46,888	568,283
EVINE Live, Inc. (a)	25,338	32,433
Expedia, Inc.	54,514	6,489,347
FTD Companies, Inc. (a)	11,096	268,079
Gaia, Inc. Class A (a)	4,419	37,782
Groupon, Inc. (a)(b)	223,589	945,781
HSN, Inc.	21,066	794,188
JD.com, Inc. sponsored ADR (a)	365,568	11,175,414
Lands' End, Inc. (a)(b)	12,754	236,587
Liberty Expedia Holdings, Inc. (a)	23,642	1,023,226
Liberty Interactive Corp.:
(Venture Group) Series A (a)	34,437	1,510,407
QVC Group Series A (a)	178,254	3,365,436
Liberty TripAdvisor Holdings, Inc. (a)	31,322	421,281
MakeMyTrip Ltd. (a)(b)	21,211	691,479
Netflix, Inc. (a)	170,728	24,265,571
NutriSystem, Inc.	12,687	589,946
Overstock.com, Inc. (a)	11,702	215,902
PetMed Express, Inc. (b)	8,705	183,327
Priceline Group, Inc. (a)	19,582	33,761,914
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	28,199	857,532
Shutterfly, Inc. (a)	13,071	593,162
TripAdvisor, Inc. (a)(b)	52,968	2,196,583
U.S. Auto Parts Network, Inc. (a)	15,907	54,879
		259,318,418
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	22,027	428,205
Arctic Cat, Inc. (a)	4,512	83,472
Black Diamond, Inc. (a)(b)	14,880	82,584
Escalade, Inc.	6,771	88,023
Hasbro, Inc. (b)	49,650	4,809,596
JAKKS Pacific, Inc. (a)(b)	11,010	57,803
Johnson Outdoors, Inc. Class A	3,138	110,081
Malibu Boats, Inc. Class A (a)	8,787	180,661
Mattel, Inc. (b)	135,234	3,479,571
MCBC Holdings, Inc. (a)	6,935	101,806
Summer Infant, Inc. (a)	1,750	3,185
		9,424,987
Media - 5.5%
AirMedia Group, Inc. ADR (a)(b)	20,876	52,399
AMC Networks, Inc. Class A (a)(b)	23,876	1,428,024
Beasley Broadcast Group, Inc. Class A	4,385	38,588
Central European Media Enterprises Ltd. Class A (a)(b)	64,971	185,167
Charter Communications, Inc. Class A (a)	107,684	34,788,393
Cinedigm Corp. (a)	1,960	2,960
Comcast Corp. Class A	1,892,927	70,833,328
Cumulus Media, Inc. Class A (a)	7,572	5,073
Daily Journal Corp. (a)(b)	588	122,774
Discovery Communications, Inc.:
Class A (a)(b)	61,217	1,760,601
Class B (a)	715	20,485
Class C (non-vtg.) (a)(b)	93,934	2,636,727
DISH Network Corp. Class A (a)	90,310	5,599,220
Emmis Communications Corp. Class A (a)	7,203	19,952
Global Eagle Entertainment, Inc. (a)(b)	34,932	153,002
Hemisphere Media Group, Inc. (a)	15,780	183,048
Insignia Systems, Inc.	738	1,055
Liberty Broadband Corp.:
Class A (a)	9,959	839,145
Class C (a)(b)	61,191	5,258,755
Liberty Global PLC:
Class A (a)(b)	103,144	3,682,241
Class B (a)(b)	247	8,830
Class C (a)(b)	255,079	8,950,722
LiLAC Class A (a)(b)	23,369	571,372
LiLAC Class C (a)	44,971	1,105,837
Liberty Media Corp.:
Liberty Braves Class A (a)	7,254	159,806
Liberty Braves Class C (a)	11,743	258,229
Liberty Media Class A (a)(b)	11,582	348,734
Liberty Media Class C (a)(b)	20,540	630,578
Liberty SiriusXM Class A (a)	43,904	1,726,744
Liberty SiriusXM Class C (a)	90,268	3,514,133
Loral Space & Communications Ltd. (a)	8,452	345,687
MDC Partners, Inc. Class A (b)	20,739	181,466
National CineMedia, Inc.	29,533	378,908
News Corp.:
Class A	151,381	1,940,704
Class B	80,780	1,066,296
Nexstar Broadcasting Group, Inc. Class A	18,849	1,299,639
Radio One, Inc. Class D (non-vtg.) (a)(b)	18,618	51,200
Reading International, Inc. Class A (a)	11,781	187,789
Salem Communications Corp. Class A	10,029	71,707
Scholastic Corp.	12,891	580,868
Scripps Networks Interactive, Inc. Class A (b)	37,833	3,055,771
Sinclair Broadcast Group, Inc. Class A	25,849	1,031,375
Sirius XM Holdings, Inc. (b)	1,925,663	9,801,625
tronc, Inc. (b)	13,758	200,867
Twenty-First Century Fox, Inc.:
Class A	419,548	12,552,876
Class B	318,869	9,358,805
Viacom, Inc.:
Class A	19,769	900,478
Class B (non-vtg.)	138,329	6,010,395
Videocon d2h Ltd. sponsored ADR (a)	18,032	173,648
VisionChina Media, Inc. ADR (a)	1,079	3,000
Wecast Network, Inc. (a)(b)	15,827	28,805
WPP PLC ADR (b)	6,091	715,388
		194,823,219
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	94,356	7,235,218
Fred's, Inc. Class A (b)	14,161	251,075
Gordmans Stores, Inc. (a)(b)	3,931	2,319
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	25,191	789,738
Sears Canada, Inc. (a)(b)	29,750	37,406
Sears Holdings Corp. (a)(b)	44,227	346,740
The Bon-Ton Stores, Inc. (a)(b)	5,468	6,562
Tuesday Morning Corp. (a)	14,954	54,582
		8,723,640
Specialty Retail - 1.3%
America's Car Mart, Inc. (a)	3,745	119,278
Ascena Retail Group, Inc. (a)(b)	75,636	347,926
bebe stores, Inc. (a)(b)	5,582	35,836
Bed Bath & Beyond, Inc. (b)	60,653	2,450,381
Big 5 Sporting Goods Corp. (b)	10,410	140,015
Citi Trends, Inc.	6,018	100,320
Conn's, Inc. (a)(b)	11,095	105,957
DavidsTea, Inc. (a)(b)	9,202	61,193
Destination Maternity Corp. (a)	6,011	30,175
Destination XL Group, Inc. (a)(b)	19,982	59,946
Finish Line, Inc. Class A	14,325	233,498
Five Below, Inc. (a)(b)	22,506	867,606
Francesca's Holdings Corp. (a)	15,011	254,737
Hibbett Sports, Inc. (a)(b)	8,976	264,792
Kirkland's, Inc. (a)	6,731	76,060
Michaels Companies, Inc. (a)(b)	83,945	1,686,455
Monro Muffler Brake, Inc. (b)	13,801	793,558
O'Reilly Automotive, Inc. (a)(b)	37,556	10,204,341
Office Depot, Inc.	212,070	884,332
Perfumania Holdings, Inc. (a)	1,858	3,252
Rent-A-Center, Inc. (b)	20,068	173,990
Ross Stores, Inc.	157,033	10,769,323
Sears Hometown & Outlet Stores, Inc. (a)(b)	7,167	26,518
Select Comfort Corp. (a)(b)	17,576	412,860
Shagrir Group Vehicle Services Ltd. (a)	902	2,234
Shoe Carnival, Inc.	7,474	189,391
Sportsman's Warehouse Holdings, Inc. (a)(b)	15,681	76,053
Staples, Inc.	259,552	2,333,372
Stein Mart, Inc.	15,416	55,498
Tandy Leather Factory, Inc. (a)	5,773	46,184
The Children's Place Retail Stores, Inc.	7,321	741,617
Tile Shop Holdings, Inc.	20,229	356,030
Tractor Supply Co. (b)	51,943	3,683,278
Trans World Entertainment Corp. (a)	6,821	18,417
TravelCenters of America LLC (a)	16,708	108,602
Ulta Beauty, Inc. (a)	24,722	6,759,736
Urban Outfitters, Inc. (a)(b)	47,991	1,249,206
West Marine, Inc. (a)	10,472	96,238
Winmark Corp.	1,713	194,340
Zumiez, Inc. (a)(b)	10,204	208,162
		46,220,707
Textiles, Apparel & Luxury Goods - 0.2%
Charles & Colvard Ltd. (a)	4,097	4,425
Cherokee, Inc. (a)	5,099	47,931
Columbia Sportswear Co. (b)	28,273	1,553,319
Crocs, Inc. (a)(b)	27,117	180,328
Crown Crafts, Inc.	4,553	35,969
Differential Brands Group, Inc. (a)	3,423	7,702
Fossil Group, Inc. (a)(b)	19,199	363,053
G-III Apparel Group Ltd. (a)(b)	18,918	486,760
Iconix Brand Group, Inc. (a)(b)	21,321	164,385
Kingold Jewelry, Inc. (a)(b)	26,949	32,878
Lakeland Industries, Inc. (a)	4,094	41,145
lululemon athletica, Inc. (a)(b)	50,353	3,286,037
Perry Ellis International, Inc. (a)	5,484	127,722
Rocky Brands, Inc.	3,378	36,482
Sequential Brands Group, Inc. (a)(b)	24,031	94,442
Steven Madden Ltd. (a)	25,836	964,975
Superior Uniform Group, Inc.	7,064	129,412
Vera Bradley, Inc. (a)	14,471	151,367
		7,708,332

TOTAL CONSUMER DISCRETIONARY		656,450,653

CONSUMER STAPLES - 5.0%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	3,006	517,242
Craft Brew Alliance, Inc. (a)(b)	6,958	102,283
MGP Ingredients, Inc. (b)	6,232	275,641
Monster Beverage Corp. (a)	228,311	9,461,208
National Beverage Corp. (b)	18,677	1,090,924
Primo Water Corp. (a)	11,919	170,918
		11,618,216
Food & Staples Retailing - 2.2%
Andersons, Inc.	11,447	452,729
Casey's General Stores, Inc. (b)	15,479	1,773,584
Chefs' Warehouse Holdings (a)(b)	11,183	156,562
China Jo-Jo Drugstores, Inc. (a)	8,777	16,062
Costco Wholesale Corp.	173,424	30,727,264
G Willi-Food International Ltd.	4,242	26,937
Ingles Markets, Inc. Class A	6,034	282,693
PriceSmart, Inc. (b)	12,253	1,083,165
SpartanNash Co.	14,818	517,148
Sprouts Farmers Market LLC (a)(b)	60,505	1,116,922
United Natural Foods, Inc. (a)	20,089	864,831
Village Super Market, Inc. Class A	5,834	172,745
Walgreens Boots Alliance, Inc.	430,594	37,194,710
Whole Foods Market, Inc. (b)	125,925	3,862,120
		78,247,472
Food Products - 2.4%
Alico, Inc.	3,689	94,438
Blue Buffalo Pet Products, Inc. (a)(b)	78,028	1,907,004
Bridgford Foods Corp. (a)	433	5,317
Cal-Maine Foods, Inc. (b)	17,132	650,159
Calavo Growers, Inc. (b)	7,140	402,696
Farmer Brothers Co. (a)(b)	7,030	229,705
Freshpet, Inc. (a)(b)	13,669	138,057
Hostess Brands, Inc. Class A (a)(b)	15,032	228,937
Inventure Foods, Inc. (a)(b)	6,705	37,414
J&J Snack Foods Corp.	7,868	1,052,738
John B. Sanfilippo & Son, Inc.	3,507	215,330
Lancaster Colony Corp.	11,062	1,457,972
Landec Corp. (a)	10,664	134,366
Lifeway Foods, Inc. (a)	7,371	77,469
Limoneira Co. (b)	6,162	113,196
Mondelez International, Inc.	614,141	26,973,073
Origin Agritech Ltd. (a)(b)	10,619	21,344
Pilgrim's Pride Corp. (b)	99,860	2,035,147
Pingtan Marine Enterprise Ltd. (b)	37,129	145,917
S&W Seed Co. (a)(b)	8,090	36,405
Sanderson Farms, Inc. (b)	9,129	867,620
Seneca Foods Corp. Class A (a)	3,635	136,494
SkyPeople Fruit Juice, Inc. (a)	213	1,101
Snyders-Lance, Inc. (b)	38,226	1,512,985
SunOpta, Inc. (a)(b)	34,291	246,895
The Hain Celestial Group, Inc. (a)	40,758	1,442,018
The Kraft Heinz Co.	483,906	44,282,238
		84,446,035
Household Products - 0.1%
Central Garden & Pet Co. (a)(b)	1,847	62,336
Central Garden & Pet Co. Class A (non-vtg.) (a)	18,971	606,123
WD-40 Co. (b)	5,750	631,925
		1,300,384
Personal Products - 0.0%
Inter Parfums, Inc.	14,423	499,036
LifeVantage Corp. (a)	4,117	22,808
Mannatech, Inc.	1,439	27,053
Natural Alternatives International, Inc. (a)	2,371	21,576
Natural Health Trends Corp. (b)	4,009	111,410
Nature's Sunshine Products, Inc.	7,919	90,277
Neptune Technologies & Bioressources, Inc. (a)(b)	39,978	41,537
Nutraceutical International Corp.	4,884	164,591
Reliv International, Inc. (a)	131	764
Synutra International, Inc. (a)(b)	22,819	131,209
The Female Health Co. (a)	6,933	7,002
United-Guardian, Inc.	2,237	33,219
		1,150,482

TOTAL CONSUMER STAPLES		176,762,589

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP	23,481	419,136
CSI Compressco LP	12,448	138,297
Dawson Geophysical Co. (a)	7,613	58,772
ENGlobal Corp. (a)	12,532	30,327
Geospace Technologies Corp. (a)	5,591	92,307
Gulf Island Fabrication, Inc.	5,322	60,671
Mammoth Energy Services, Inc. (b)	15,347	329,961
Matrix Service Co. (a)	12,700	205,740
Mitcham Industries, Inc. (a)	2,123	10,275
Ocean Rig UDW, Inc. (United States) (a)(b)	54,499	41,425
Patterson-UTI Energy, Inc. (b)	65,795	1,817,258
PHI, Inc. (non-vtg.) (a)	6,839	99,097
Profire Energy, Inc. (a)	7,873	9,841
RigNet, Inc. (a)	7,072	124,821
SAExploration Holdings, Inc. (b)	3,303	16,845
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	30	27
warrants 7/27/21 (c)	30	35
Synthesis Energy Systems, Inc. (a)(b)	23,079	19,613
Tesco Corp. (a)	24,826	207,297
		3,681,745
Oil, Gas & Consumable Fuels - 0.5%
Abraxas Petroleum Corp. (a)	60,113	127,440
Aemetis, Inc. (a)(b)	5,390	6,199
Alliance Holdings GP, LP	24,006	686,572
Alliance Resource Partners LP	29,608	676,543
Amyris, Inc. (a)(b)	119,777	61,026
Approach Resources, Inc. (a)(b)	31,863	84,437
Blueknight Energy Partners LP	16,684	113,451
Calumet Specialty Products Partners LP	38,959	153,888
Capital Product Partners LP	47,206	156,252
Carrizo Oil & Gas, Inc. (a)	26,020	846,951
Centennial Resource Development, Inc. Class A (a)(b)	66,503	1,250,921
Clean Energy Fuels Corp. (a)	52,633	128,951
Diamondback Energy, Inc. (a)	36,145	3,645,585
Dorchester Minerals LP	14,797	243,411
Energy XXI Gulf Coast, Inc. (a)	12,700	412,750
EV Energy Partners LP	19,111	33,253
Extraction Oil & Gas, Inc. (b)	58,601	1,037,238
Gevo, Inc. (a)(b)	2,306	2,329
Golar LNG Ltd. (b)	37,051	1,011,863
Golar LNG Partners LP	18,168	409,507
Green Plains Partners LP	7,983	158,063
Green Plains, Inc. (b)	16,188	405,509
Gulfport Energy Corp. (a)	63,432	1,099,911
Hallador Energy Co.	13,014	109,057
Hongli Clean Energy Technologies Corp. (a)(b)	448	1,008
Isramco, Inc. (a)	1,150	139,725
Legacy Reserves LP (a)	24,413	55,173
Lonestar Resources U.S., Inc. (a)	8,876	50,593
Marine Petroleum Trust	339	1,739
Martin Midstream Partners LP	15,667	300,023
Memorial Production Partners LP	27,639	4,478
Mid-Con Energy Partners LP (a)	14,219	39,387
Pacific Ethanol, Inc. (a)	18,137	142,375
PDC Energy, Inc. (a)(b)	23,163	1,565,587
Penn Virginia Corp. (a)(b)	6,204	302,445
PennTex Midstream Partners LP	10,430	166,776
PrimeEnergy Corp. (a)	333	17,433
Renewable Energy Group, Inc. (a)(b)	21,390	190,371
Rex Energy Corp. (a)(b)	49,595	30,402
StealthGas, Inc. (a)	12,561	55,268
Tellurian, Inc. (a)(b)	78,757	1,406,600
Torchlight Energy Resources, Inc. (a)(b)	26,806	38,333
TransGlobe Energy Corp. (a)	31,199	50,973
U.S. Energy Corp. (a)	529	439
Uranium Resources, Inc. (a)	473	946
Vertex Energy, Inc. (a)(b)	16,128	21,934
Viper Energy Partners LP	39,689	706,464
Westmoreland Coal Co. (a)	6,789	98,033
Zion Oil & Gas, Inc. (a)(b)	7,914	10,288
		18,257,900

TOTAL ENERGY		21,939,645

FINANCIALS - 7.3%
Banks - 3.5%
1st Constitution Bancorp	3,986	75,335
1st Source Corp.	10,377	484,710
Access National Corp. (b)	4,256	117,508
ACNB Corp.	3,366	97,614
Allegiance Bancshares, Inc. (a)	5,819	214,721
American National Bankshares, Inc.	4,129	150,915
American River Bankshares	3,241	48,226
Ameris Bancorp	14,143	683,107
Ames National Corp. (b)	4,791	154,270
Anchor Bancorp (a)	1,825	47,815
Arrow Financial Corp.	6,046	211,005
Atlantic Capital Bancshares, Inc. (a)	11,079	199,422
BancFirst Corp.	6,856	653,720
Bancorp, Inc., Delaware (a)	21,362	110,655
Bank of Commerce Holdings	7,378	74,149
Bank of Marin Bancorp	2,570	176,045
Bank of the Ozarks, Inc. (b)	47,847	2,618,666
Bankwell Financial Group, Inc.	3,662	120,297
Banner Corp.	13,210	767,765
BCB Bancorp, Inc.	6,086	89,464
Blue Hills Bancorp, Inc.	15,385	282,315
BNC Bancorp (b)	20,559	739,096
BOK Financial Corp. (b)	26,337	2,171,749
Boston Private Financial Holdings, Inc.	35,471	610,101
Bridge Bancorp, Inc.	11,062	394,360
Brookline Bancorp, Inc., Delaware	34,529	547,285
Bryn Mawr Bank Corp. (b)	7,262	298,105
C & F Financial Corp.	1,712	81,320
California First National Bancorp	3,963	62,417
Camden National Corp.	6,189	262,785
Capital Bank Financial Corp. Series A	9,933	405,266
Capital City Bank Group, Inc.	7,950	162,419
Capstar Financial Holdings, Inc.	4,931	97,387
Cardinal Financial Corp.	12,716	397,248
Carolina Financial Corp.	4,948	148,539
Cascade Bancorp (a)	34,333	283,247
Cathay General Bancorp	31,212	1,226,007
Centerstate Banks of Florida, Inc.	19,080	471,467
Central Valley Community Bancorp	4,976	102,207
Century Bancorp, Inc. Class A (non-vtg.)	2,118	134,069
Chemical Financial Corp. (b)	27,567	1,468,494
Chemung Financial Corp. (b)	2,630	95,338
Citizens & Northern Corp.	5,396	126,644
Citizens Holding Co.	1,328	34,130
City Holding Co.	5,794	379,507
Civista Bancshares, Inc.	3,817	83,707
CNB Financial Corp., Pennsylvania	6,528	156,868
CoBiz, Inc.	19,770	337,079
Codorus Valley Bancorp, Inc.	3,966	103,156
Colony Bankcorp, Inc.	3,020	41,374
Columbia Banking Systems, Inc. (b)	21,937	875,067
Commerce Bancshares, Inc.	39,705	2,343,389
Commerce Union Bancshares, Inc. (b)	3,740	81,382
Community Trust Bancorp, Inc.	8,447	387,717
ConnectOne Bancorp, Inc.	11,403	286,215
County Bancorp, Inc.	3,768	101,585
CU Bancorp (a)	7,891	310,116
CVB Financial Corp. (b)	40,996	973,655
DNB Financial Corp.	2,276	75,563
Eagle Bancorp Montana, Inc.	2,037	40,129
Eagle Bancorp, Inc. (a)	13,126	817,094
East West Bancorp, Inc.	56,266	3,045,116
Eastern Virginia Bankshares, Inc.	6,836	72,667
Enterprise Bancorp, Inc.	4,552	150,853
Enterprise Financial Services Corp.	7,853	345,139
Equity Bancshares, Inc. (a)	4,963	161,496
Farmers Capital Bank Corp.	2,942	114,297
Farmers National Banc Corp.	10,314	142,333
Fidelity Southern Corp.	11,274	265,728
Fifth Third Bancorp	297,158	8,154,016
Financial Institutions, Inc.	5,818	198,976
First Bancorp, North Carolina	7,553	226,968
First Bank Hamilton New Jersey	4,892	66,287
First Busey Corp.	15,049	465,315
First Business Finance Services, Inc.	3,986	100,527
First Citizen Bancshares, Inc.	4,391	1,564,469
First Community Bancshares, Inc.	6,673	180,304
First Community Financial Partners, Inc. (a)	9,860	130,152
First Connecticut Bancorp, Inc.	7,295	176,174
First Financial Bancorp, Ohio	26,172	726,273
First Financial Bankshares, Inc. (b)	26,533	1,167,452
First Financial Corp., Indiana	5,840	271,268
First Financial Northwest, Inc.	5,694	115,873
First Foundation, Inc. (a)	14,511	237,980
First Hawaiian, Inc.	54,973	1,741,545
First Internet Bancorp	2,546	78,290
First Interstate Bancsystem, Inc.	8,161	357,860
First Merchants Corp.	16,290	653,555
First Mid-Illinois Bancshares, Inc.	6,319	209,033
First Midwest Bancorp, Inc., Delaware	37,985	927,974
First NBC Bank Holding Co. (a)(b)	5,831	25,948
First Northwest Bancorp (a)	7,634	117,869
First of Long Island Corp.	9,005	247,638
First South Bancorp, Inc., Virginia	619	7,094
First United Corp. (a)	2,119	31,043
First United Corp. rights 3/17/17 (a)	493	168
Flushing Financial Corp.	12,146	339,359
Fulton Financial Corp.	67,610	1,293,041
German American Bancorp, Inc. (b)	6,184	293,431
Glacier Bancorp, Inc. (b)	28,822	1,064,108
Great Southern Bancorp, Inc.	7,846	392,692
Green Bancorp, Inc. (a)	15,653	266,884
Grupo Financiero Galicia SA sponsored ADR (b)	19,070	606,426
Guaranty Bancorp	12,855	318,161
Hancock Holding Co.	29,969	1,422,029
Hanmi Financial Corp.	13,007	434,434
HarborOne Bancorp, Inc. (b)	14,828	292,705
Hawthorn Bancshares, Inc.	705	13,818
Heartland Financial U.S.A., Inc.	10,877	538,955
Heritage Commerce Corp.	20,216	287,067
Heritage Financial Corp., Washington	11,666	291,650
Heritage Oaks Bancorp	16,114	221,729
Home Bancshares, Inc. (b)	57,669	1,622,806
HomeTrust Bancshares, Inc. (a)	7,652	183,648
Hope Bancorp, Inc.	53,773	1,150,742
Horizon Bancorp Industries	8,578	222,513
Huntington Bancshares, Inc.	427,013	6,037,964
IBERIABANK Corp. (b)	15,880	1,345,830
Independent Bank Corp.	10,081	215,733
Independent Bank Corp., Massachusetts	10,786	701,090
Independent Bank Group, Inc. (b)	6,860	434,238
International Bancshares Corp.	24,633	937,286
Investar Holding Corp. (b)	1,376	27,726
Investors Bancorp, Inc.	119,240	1,744,481
Lakeland Bancorp, Inc.	20,034	394,670
Lakeland Financial Corp.	9,500	431,205
Landmark Bancorp, Inc.	1,447	42,889
LCNB Corp.	4,073	88,791
LegacyTexas Financial Group, Inc.	19,243	819,559
Live Oak Bancshares, Inc. (b)	12,535	287,678
Macatawa Bank Corp.	20,922	211,731
MainSource Financial Group, Inc.	9,195	314,929
MB Financial, Inc. (b)	31,964	1,439,019
MBT Financial Corp.	9,373	99,354
Mercantile Bank Corp.	6,559	219,333
Merchants Bancshares, Inc.	2,816	144,883
Middleburg Financial Corp.	3,041	108,594
Midland States Bancorp, Inc.	6,137	215,777
MidWestOne Financial Group, Inc.	5,683	207,259
MutualFirst Financial, Inc.	3,641	115,238
National Bankshares, Inc. (b)	3,435	130,187
National Commerce Corp. (a)	4,962	185,827
NBT Bancorp, Inc.	16,628	671,439
Nicolet Bankshares, Inc. (a)(b)	3,875	188,868
Northeast Bancorp	4,436	60,995
Northrim Bancorp, Inc.	4,554	132,749
Norwood Financial Corp.	2,075	77,086
Oak Valley Bancorp Oakdale California	1,916	27,859
Ohio Valley Banc Corp.	1,615	46,108
Old Line Bancshares, Inc.	4,801	134,668
Old National Bancorp, Indiana (b)	47,939	879,681
Old Point Financial Corp.	2,135	61,253
Old Second Bancorp, Inc.	12,946	141,759
Opus Bank	12,496	269,914
Orrstown Financial Services, Inc.	3,193	69,767
Pacific Continental Corp.	9,344	235,002
Pacific Mercantile Bancorp (a)	11,962	87,921
Pacific Premier Bancorp, Inc. (a)	10,957	438,280
PacWest Bancorp (b)	46,556	2,565,236
Park Sterling Corp.	26,964	319,793
Patriot National Bancorp, Inc. (a)	1,723	24,984
Peapack-Gladstone Financial Corp.	6,248	195,812
Penns Woods Bancorp, Inc. (b)	2,428	115,451
People's Utah Bancorp	7,843	208,624
Peoples Bancorp of North Carolina	2,554	69,469
Peoples Bancorp, Inc.	8,586	279,217
Peoples Financial Services Corp.	3,284	136,549
Peoples United Financial, Inc. (b)	119,459	2,293,613
Pinnacle Financial Partners, Inc. (b)	18,139	1,258,847
Popular, Inc.	40,208	1,771,564
Preferred Bank, Los Angeles	5,561	312,195
Premier Financial Bancorp, Inc.	5,570	102,377
PrivateBancorp, Inc.	31,227	1,767,448
QCR Holdings, Inc.	6,946	301,456
Randolph Bancorp, Inc.	3,346	51,027
Renasant Corp.	18,997	779,637
Republic Bancorp, Inc., Kentucky Class A	7,876	272,352
Republic First Bancorp, Inc. (a)	15,141	121,128
S&T Bancorp, Inc.	14,654	521,536
Salisbury Bancorp, Inc.	1,410	55,836
Sandy Spring Bancorp, Inc.	9,785	421,342
SB Financial Group, Inc.	2,487	44,642
Seacoast Banking Corp., Florida (a)	16,567	384,851
Select Bancorp, Inc. New (a)	5,712	62,546
ServisFirst Bancshares, Inc. (b)	21,056	875,298
Shore Bancshares, Inc.	6,024	104,637
Sierra Bancorp	5,359	153,482
Signature Bank (a)	21,407	3,371,817
Simmons First National Corp. Class A (b)	12,170	699,775
SmartFinancial, Inc. (a)	3,344	70,659
South State Corp.	9,300	832,350
Southern First Bancshares, Inc. (a)	2,719	91,087
Southern National Bancorp of Virginia, Inc.	7,461	126,837
Southside Bancshares, Inc.	11,355	400,037
Southwest Bancorp, Inc., Oklahoma	7,218	192,360
State Bank Financial Corp.	14,199	385,219
Stock Yards Bancorp, Inc.	11,078	489,648
Stonegate Bank	6,147	285,036
Summit Financial Group, Inc. (b)	4,582	109,785
Sun Bancorp, Inc.	9,248	239,061
Sunshine Bancorp, Inc. (a)	4,404	83,500
SVB Financial Group (a)	20,444	3,902,555
Texas Capital Bancshares, Inc. (a)(b)	19,223	1,713,730
The First Bancorp, Inc.	5,070	137,448
TowneBank	24,744	805,417
Trico Bancshares	10,804	392,509
TriState Capital Holdings, Inc. (a)	12,723	299,627
Triumph Bancorp, Inc. (a)	6,458	173,720
Trustmark Corp.	24,836	820,581
Two River Bancorp	4,812	82,622
UMB Financial Corp.	19,737	1,555,670
Umpqua Holdings Corp. (b)	83,394	1,568,641
Union Bankshares Corp.	18,318	664,211
Union Bankshares, Inc. (b)	2,141	88,637
United Bankshares, Inc., West Virginia (b)	30,794	1,378,032
United Community Bank, Inc.	27,323	789,361
United Security Bancshares, Inc.	3,330	44,222
United Security Bancshares, California	1,226	9,379
Unity Bancorp, Inc.	5,218	88,184
Univest Corp. of Pennsylvania	10,673	297,243
Veritex Holdings, Inc. (a)	5,637	161,500
Washington Trust Bancorp, Inc.	6,922	375,172
WashingtonFirst Bankshares, Inc.	5,778	158,722
Wellesley Bancorp, Inc.	1,635	44,963
WesBanco, Inc. (b)	19,107	771,159
West Bancorp., Inc.	7,617	168,717
Westamerica Bancorp. (b)	10,526	608,929
Wintrust Financial Corp.	20,243	1,491,909
Xenith Bankshares, Inc. (a)	9,651	257,006
Zions Bancorporation	78,182	3,510,372
		124,557,863
Capital Markets - 2.0%
American Capital Senior Floating Ltd. (b)	6,994	90,922
B. Riley Financial, Inc.	8,161	125,679
BGC Partners, Inc. Class A	97,317	1,097,736
Capital Southwest Corp.	11,622	191,298
Capitala Finance Corp.	7,384	100,201
Carlyle Group LP	34,669	556,437
CBOE Holdings, Inc. (b)	32,220	2,514,771
CM Finance, Inc.	11,999	121,790
CME Group, Inc.	134,765	16,368,557
Cowen Group, Inc. Class A (a)(b)	10,224	146,203
Diamond Hill Investment Group, Inc.	1,494	299,577
E*TRADE Financial Corp. (a)	109,043	3,763,074
FBR & Co.	4,327	78,535
Fifth Street Asset Management, Inc. Class A	4,060	20,909
Financial Engines, Inc. (b)	25,326	1,121,942
Global Brokerage, Inc. Class A(a)	3,796	10,439
Harris & Harris Group, Inc. (a)(b)	25,941	32,945
Harvest Capital Credit Corp. (b)	5,062	71,577
Hennessy Advisors, Inc.	2,494	66,565
Horizon Technology Finance Corp. (b)	4,364	49,750
Interactive Brokers Group, Inc. (b)	28,271	1,037,828
INTL FCStone, Inc. (a)	7,573	285,881
LPL Financial	35,166	1,390,464
MarketAxess Holdings, Inc.	15,028	2,933,916
Morningstar, Inc.	18,051	1,448,232
Newtek Business Services Corp. (b)	6,404	103,681
Northern Trust Corp.	90,081	7,868,575
Paragon Commercial Corp.	2,900	144,942
SEI Investments Co.	63,988	3,221,796
Siebert Financial Corp.	2,067	5,416
Silvercrest Asset Management Group Class A	5,999	80,087
T. Rowe Price Group, Inc. (b)	97,042	6,910,361
TD Ameritrade Holding Corp. (b)	209,206	8,179,955
The NASDAQ OMX Group, Inc.	65,845	4,682,238
TheStreet.com, Inc. (a)	8,907	6,903
U.S. Global Investments, Inc. Class A	870	1,601
Value Line, Inc. (b)	1,458	26,098
Virtu Financial, Inc. Class A (b)	15,085	261,725
Virtus Investment Partners, Inc.	2,457	269,410
Wins Finance Holdings, Inc. (a)(b)	7,928	2,212,863
WisdomTree Investments, Inc. (b)	52,951	482,384
Yintech Investment Holdings Ltd. sponsored ADR	5,350	98,226
		68,481,489
Consumer Finance - 0.2%
Asta Funding, Inc. (a)(b)	7,175	66,728
Atlanticus Holdings Corp. (a)	2,291	6,186
Consumer Portfolio Services, Inc. (a)	11,810	61,058
Credit Acceptance Corp. (a)(b)	8,222	1,648,182
Encore Capital Group, Inc. (a)(b)	9,849	327,972
EZCORP, Inc. (non-vtg.) Class A (a)	23,324	205,251
Navient Corp.	120,016	1,849,447
Nicholas Financial, Inc. (a)	4,973	55,200
PRA Group, Inc. (a)(b)	18,438	752,270
SLM Corp.	171,463	2,055,841
World Acceptance Corp. (a)(b)	3,858	202,314
		7,230,449
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	67,531
Ability, Inc. (a)	4,624	12,346
Bioverativ, Inc. (a)	42,987	2,238,763
Boulevard Acquisition Corp. II (a)	16,650	166,667
China Commercial Credit, Inc. (a)	1,526	1,602
Double Eagle Acquisition Corp. (a)	3,477	34,770
GDS Holdings Ltd. ADR	9,856	76,581
Marlin Business Services Corp.	5,773	137,397
NewStar Financial, Inc.	18,384	183,105
Pace Holdings Corp. (a)	24,671	246,957
PICO Holdings, Inc. (a)	9,027	123,670
Quantenna Communications, Inc. (b)	12,754	267,069
Ra Pharmaceuticals, Inc.	8,604	180,168
Smart Sand, Inc. (b)	15,131	259,799
Tiptree, Inc.	13,335	84,677
Varex Imaging Corp. (a)(b)	15,059	524,354
		4,605,456
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	16,858	372,562
American National Insurance Co.	10,954	1,315,575
Amerisafe, Inc.	7,367	473,698
AmTrust Financial Services, Inc. (b)	67,333	1,548,659
Arch Capital Group Ltd. (a)	47,729	4,513,732
Argo Group International Holdings, Ltd.	11,732	785,457
Atlas Financial Holdings, Inc. (a)	5,400	72,900
Baldwin & Lyons, Inc. Class B	5,653	134,541
Cincinnati Financial Corp.	64,994	4,741,962
CNinsure, Inc. ADR (a)	15,511	141,771
Conifer Holdings, Inc. (a)	3,170	22,349
Donegal Group, Inc. Class A	11,592	192,543
eHealth, Inc. (a)	6,376	69,881
EMC Insurance Group	9,137	254,009
Enstar Group Ltd. (a)	6,607	1,280,106
Erie Indemnity Co. Class A	19,320	2,291,545
Federated National Holding Co.	5,350	107,054
Global Indemnity Ltd. (a)	5,659	224,549
Greenlight Capital Re, Ltd. (a)	14,412	321,388
Hallmark Financial Services, Inc. (a)	8,020	88,380
Health Insurance Innovations, Inc. (a)	3,056	54,855
Infinity Property & Casualty Corp.	5,071	477,942
Investors Title Co.	783	107,827
James River Group Holdings Ltd.	12,098	520,456
Kingstone Companies, Inc.	5,340	80,100
Kinsale Capital Group, Inc.	8,028	235,622
Maiden Holdings Ltd.	35,935	555,196
National General Holdings Corp.	43,626	1,061,857
National Western Life Group, Inc.	1,370	435,455
Navigators Group, Inc.	12,803	704,805
Oxbridge Re Holdings Ltd.	1,344	8,602
Safety Insurance Group, Inc.	6,131	435,301
Selective Insurance Group, Inc.	22,441	994,136
State Auto Financial Corp.	17,679	474,328
State National Companies, Inc.	16,562	231,371
Trupanion, Inc. (a)(b)	12,811	199,211
Unico American Corp. (a)	912	9,348
United Fire Group, Inc.	11,808	498,534
United Insurance Holdings Corp.	7,853	132,873
Willis Group Holdings PLC	54,032	6,939,330
WMI Holdings Corp. (a)(b)	78,943	106,573
		33,216,383
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	130,340	2,558,574
American Capital Mortgage Investment Corp.	22,010	364,266
CIM Commercial Trust Corp.	29,458	462,491
New York Mortgage Trust, Inc. (b)	40,931	259,093
		3,644,424
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	5,773	302,505
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	26,711	149,582
ASB Bancorp, Inc. (a)	1,233	39,888
Bank Mutual Corp.	19,089	185,163
BankFinancial Corp.	9,953	148,001
Bear State Financial, Inc.	19,824	188,724
Beneficial Bancorp, Inc.	33,792	550,810
BofI Holding, Inc. (a)(b)	24,491	772,446
BSB Bancorp, Inc. (a)	4,481	124,796
Capitol Federal Financial, Inc. (b)	53,137	801,837
Carver Bancorp, Inc. (a)	695	2,474
Charter Financial Corp.	7,995	156,302
Citizens Community Bancorp, Inc.	2,795	35,245
Clifton Bancorp, Inc.	15,654	251,560
Coastway Bancorp, Inc. (a)	2,959	50,007
Dime Community Bancshares, Inc.	15,785	339,378
ESSA Bancorp, Inc.	6,415	101,357
First Capital, Inc.	744	24,292
First Defiance Financial Corp.	3,399	167,061
Hingham Institution for Savings	982	184,164
HMN Financial, Inc. (a)	448	8,109
Home Bancorp, Inc.	4,004	144,144
HomeStreet, Inc. (a)	10,014	273,382
HopFed Bancorp, Inc.	3,975	58,870
Kearny Financial Corp.	35,802	549,561
Lake Shore Bancorp, Inc.	812	12,537
Lendingtree, Inc. (a)(b)	4,593	543,811
Malvern Bancorp, Inc. (a)	4,668	96,161
Meridian Bancorp, Inc. Maryland	21,916	417,500
Meta Financial Group, Inc.	3,393	290,441
MMA Capital Management, LLC (a)	4,591	102,379
NMI Holdings, Inc. (a)	25,200	279,720
Northfield Bancorp, Inc. (b)	23,974	449,752
Northwest Bancshares, Inc. (b)	39,127	709,764
OceanFirst Financial Corp.	10,407	303,780
Oritani Financial Corp.	17,470	300,484
Provident Financial Holdings, Inc.	5,374	100,279
Prudential Bancorp, Inc.	6,580	113,373
Riverview Bancorp, Inc.	11,994	92,714
Severn Bancorp, Inc. (a)	677	4,807
SI Financial Group, Inc.	8,184	120,305
Southern Missouri Bancorp, Inc.	3,990	139,730
Territorial Bancorp, Inc.	5,176	166,771
TFS Financial Corp.	116,047	1,971,639
Timberland Bancorp, Inc.	4,379	91,521
Trustco Bank Corp., New York	44,975	375,541
United Community Financial Corp.	18,899	162,720
United Financial Bancorp, Inc. New	24,301	434,016
Washington Federal, Inc. (b)	34,593	1,170,973
Waterstone Financial, Inc.	12,556	232,914
Westfield Financial, Inc.	14,410	144,821
WSFS Financial Corp.	12,722	580,123
		14,715,729

TOTAL FINANCIALS		256,754,298

HEALTH CARE - 13.0%
Biotechnology - 8.2%
Abeona Therapeutics, Inc. (a)(b)	17,245	93,123
AC Immune SA (b)	21,360	265,718
ACADIA Pharmaceuticals, Inc. (a)(b)	48,151	1,835,035
Acceleron Pharma, Inc. (a)(b)	15,141	404,568
Achillion Pharmaceuticals, Inc. (a)	60,881	244,133
Acorda Therapeutics, Inc. (a)	18,023	476,708
Adamas Pharmaceuticals, Inc. (a)(b)	9,300	172,050
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	13,732	55,340
ADMA Biologics, Inc. (a)(b)	4,173	19,488
Aduro Biotech, Inc. (a)(b)	28,886	324,968
Advanced Accelerator Applications SA sponsored ADR (a)(b)	16,363	620,812
Advaxis, Inc. (a)(b)	13,731	120,695
Adverum Biotechnologies, Inc. (a)	17,955	47,581
Aeglea BioTherapeutics, Inc.	6,942	43,040
Affimed NV (a)(b)	18,764	37,997
Agenus, Inc. (a)(b)	34,439	146,021
Agios Pharmaceuticals, Inc. (a)(b)	17,166	831,521
Aimmune Therapeutics, Inc. (a)(b)	17,782	360,441
Akebia Therapeutics, Inc. (a)	18,000	180,360
Albireo Pharma, Inc. (a)(b)	2,578	67,080
Alder Biopharmaceuticals, Inc. (a)(b)	20,976	479,302
Aldeyra Therapeutics, Inc. (a)(b)	4,419	21,874
Alexion Pharmaceuticals, Inc. (a)	89,404	11,734,275
Alkermes PLC (a)(b)	60,067	3,393,786
Alnylam Pharmaceuticals, Inc. (a)(b)	33,945	1,752,920
AMAG Pharmaceuticals, Inc. (a)(b)	14,039	315,176
Amarin Corp. PLC ADR (a)(b)	97,447	331,320
Amgen, Inc.	296,051	52,261,883
Amicus Therapeutics, Inc. (a)(b)	55,831	362,343
Anavex Life Sciences Corp. (a)(b)	16,191	92,936
Anthera Pharmaceuticals, Inc. (a)(b)	16,116	10,959
Applied Genetic Technologies Corp. (a)	5,947	46,089
Aquinox Pharmaceuticals, Inc. (a)(b)	8,890	153,619
Arbutus Biopharma Corp. (a)(b)	21,181	56,659
Ardelyx, Inc. (a)	18,297	248,839
Arena Pharmaceuticals, Inc. (a)(b)	140,896	222,616
Argos Therapeutics, Inc. (a)(b)	14,047	16,154
ArQule, Inc. (a)	26,211	33,550
Array BioPharma, Inc. (a)(b)	65,689	755,424
Arrowhead Pharmaceuticals, Inc. (a)(b)	25,907	58,550
Ascendis Pharma A/S sponsored ADR (a)(b)	12,006	355,017
Atara Biotherapeutics, Inc. (a)(b)	11,367	175,620
Athersys, Inc. (a)(b)	32,263	38,716
aTyr Pharma, Inc. (a)(b)	8,217	32,868
Audentes Therapeutics, Inc.	8,745	135,635
Aurinia Pharmaceuticals, Inc. (a)(b)	9,563	34,044
AVEO Pharmaceuticals, Inc. (a)(b)	33,803	28,395
Aviragen Therapeutics, Inc. (a)	7,051	4,178
BeiGene Ltd. ADR (b)	7,601	296,211
Bellicum Pharmaceuticals, Inc. (a)(b)	11,210	138,219
BioCryst Pharmaceuticals, Inc. (a)(b)	31,319	195,431
Biogen, Inc. (a)	86,566	24,982,948
BioMarin Pharmaceutical, Inc. (a)	69,383	6,517,145
Biospecifics Technologies Corp. (a)	3,703	195,778
bluebird bio, Inc. (a)(b)	14,793	1,296,606
Blueprint Medicines Corp. (a)(b)	13,018	457,973
Calithera Biosciences, Inc. (a)(b)	7,315	65,835
Cancer Genetics, Inc. (a)(b)	3,642	8,195
Capricor Therapeutics, Inc. (a)(b)	5,567	16,423
Cara Therapeutics, Inc. (a)(b)	10,013	160,508
CareDx, Inc. (a)	5,786	12,151
Cascadian Therapeutics, Inc. (a)(b)	20,438	86,657
CASI Pharmaceuticals, Inc. (a)	899	1,277
Catabasis Pharmaceuticals, Inc. (a)(b)	5,874	7,049
Catalyst Biosciences, Inc. (a)	75	508
Catalyst Pharmaceutical Partners, Inc. (a)(b)	24,398	27,570
Celgene Corp. (a)	308,682	38,125,314
Celldex Therapeutics, Inc. (a)(b)	48,055	170,115
Cellectis SA sponsored ADR (a)	2,735	61,018
Cellular Biomedicine Group, Inc. (a)(b)	5,056	64,717
Celsion Corp. (a)	10,874	2,416
Cerulean Pharma, Inc. (a)(b)	8,259	10,819
ChemoCentryx, Inc. (a)	19,993	132,354
Chiasma, Inc. (a)(b)	6,835	10,936
Chimerix, Inc. (a)	15,639	88,830
China Biologic Products, Inc. (a)(b)	11,249	1,104,652
Cidara Therapeutics, Inc. (a)(b)	6,456	46,483
Cleveland Biolabs, Inc. (a)(b)	4,912	8,350
Clovis Oncology, Inc. (a)	17,662	1,021,040
Coherus BioSciences, Inc. (a)	20,822	491,399
Colucid Pharmaceuticals, Inc. (a)	7,392	343,913
Conatus Pharmaceuticals, Inc. (a)(b)	13,278	64,664
Concert Pharmaceuticals, Inc. (a)	13,371	124,350
ContraFect Corp. (a)(b)	12,357	26,568
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	17,392	148,702
Corvus Pharmaceuticals, Inc. (b)	8,914	128,183
CRISPR Therapeutics AG (b)	16,489	391,284
CTI BioPharma Corp. (a)(b)	13,150	55,362
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	52,071	120,284
Cyclacel Pharmaceuticals, Inc. (b)	2,985	10,119
Cytokinetics, Inc. (a)	17,604	186,602
CytomX Therapeutics, Inc. (a)	14,471	180,888
Cytori Therapeutics, Inc. (a)(b)	4,734	7,953
CytRx Corp. (a)(b)	18,151	7,816
DBV Technologies SA sponsored ADR (a)(b)	10,068	366,777
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	20,655
Dicerna Pharmaceuticals, Inc. (a)(b)	5,947	17,127
Dimension Therapeutics, Inc. (a)(b)	8,907	15,142
Dyax Corp. rights 12/31/19 (a)	43,075	108,549
Dynavax Technologies Corp. (a)(b)	13,400	60,300
Eagle Pharmaceuticals, Inc. (a)(b)	6,246	479,006
Edge Therapeutics, Inc. (a)(b)	10,863	106,132
Editas Medicine, Inc. (b)	14,339	357,471
Eiger Biopharmaceuticals, Inc. (a)(b)	2,548	28,792
Eleven Biotherapeutics, Inc. (a)(b)	5,420	10,840
Enanta Pharmaceuticals, Inc. (a)(b)	6,758	194,766
Enzymotec Ltd. (a)	8,720	78,480
Epizyme, Inc. (a)(b)	25,024	355,341
Esperion Therapeutics, Inc. (a)(b)	9,586	250,866
Exact Sciences Corp. (a)(b)	38,888	836,870
Exelixis, Inc. (a)(b)	113,043	2,433,816
Fate Therapeutics, Inc. (a)(b)	16,845	72,265
Fibrocell Science, Inc. (a)	11,742	8,219
FibroGen, Inc. (a)(b)	24,692	617,300
Five Prime Therapeutics, Inc. (a)	11,636	533,743
Flexion Therapeutics, Inc. (a)	10,269	205,893
Fortress Biotech, Inc. (a)(b)	18,811	58,126
Forward Pharma A/S sponsored ADR (a)(b)	4,401	120,983
Foundation Medicine, Inc. (a)(b)	14,599	362,055
Galapagos Genomics NV sponsored ADR (a)(b)	3,852	271,759
Galectin Therapeutics, Inc. (a)(b)	9,741	18,508
Galena Biopharma, Inc. (a)	2,534	1,875
Galmed Pharmaceuticals Ltd. (a)	4,237	21,609
Genocea Biosciences, Inc. (a)(b)	9,398	43,889
Genomic Health, Inc. (a)	16,244	490,406
GenVec, Inc. (a)(b)	385	2,572
Geron Corp. (a)(b)	71,402	153,514
Gilead Sciences, Inc.	524,429	36,961,756
Global Blood Therapeutics, Inc. (a)(b)	14,721	409,980
GlycoMimetics, Inc. (a)	9,309	56,878
Grifols SA ADR	58,059	1,010,227
GTx, Inc. (a)	4,590	21,619
Halozyme Therapeutics, Inc. (a)(b)	50,279	644,577
Harvard Apparatus (a)	528	197
Heron Therapeutics, Inc. (a)(b)	13,688	195,738
Histogenics Corp. (a)(b)	3,605	6,020
Idera Pharmaceuticals, Inc. (a)(b)	51,849	96,958
Ignyta, Inc. (a)	17,939	157,863
Immune Design Corp. (a)(b)	8,906	45,421
ImmunoGen, Inc. (a)(b)	36,315	123,471
Immunomedics, Inc. (a)(b)	41,674	208,370
Incyte Corp. (a)	75,110	9,997,141
Infinity Pharmaceuticals, Inc. (a)	15,673	43,571
Inotek Pharmaceuticals Corp. (a)(b)	10,414	16,662
Inovio Pharmaceuticals, Inc. (a)(b)	34,108	240,461
Insmed, Inc. (a)(b)	24,550	391,082
Insys Therapeutics, Inc. (a)(b)	27,275	348,029
Intellia Therapeutics, Inc. (a)(b)	15,228	217,456
Intercept Pharmaceuticals, Inc. (a)(b)	9,868	1,259,058
Ionis Pharmaceuticals, Inc. (a)(b)	47,787	2,378,359
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	53,331	900,761
Juno Therapeutics, Inc. (a)(b)	42,606	1,024,248
Kalvista Pharmaceuticals, Inc. (a)(b)	722	5,235
Kamada (a)(b)	11,602	80,634
Karyopharm Therapeutics, Inc. (a)	15,829	164,147
Keryx Biopharmaceuticals, Inc. (a)(b)	39,333	197,845
Kindred Biosciences, Inc. (a)	6,727	34,980
Kite Pharma, Inc. (a)(b)	19,783	1,400,043
Kura Oncology, Inc. (a)(b)	8,648	72,211
La Jolla Pharmaceutical Co. (a)	7,101	237,955
Leap Therapeutics, Inc. (a)(b)	433	3,269
Lexicon Pharmaceuticals, Inc. (a)(b)	42,220	725,352
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	8,412	880,148
General CVR (a)	1,518	5
Glucagon CVR (a)	1,518	38
MRK CVR rights (a)	1,639	0
rights (a)	1,518	3
TR Beta CVR (a)	1,518	15
Lion Biotechnologies, Inc. (a)(b)	24,634	188,450
Loxo Oncology, Inc. (a)(b)	8,795	390,850
Macrogenics, Inc. (a)	13,732	290,294
Madrigal Pharmaceuticals, Inc. (a)	4,923	76,799
MannKind Corp. (a)(b)	166,570	88,282
MediciNova, Inc. (a)(b)	13,076	84,209
MEI Pharma, Inc. (a)	19,671	33,244
Merrimack Pharmaceuticals, Inc. (a)	47,242	145,033
Mesoblast Ltd. sponsored ADR (a)(b)	2,255	14,860
MiMedx Group, Inc. (a)(b)	43,487	372,684
Minerva Neurosciences, Inc. (a)	14,613	127,864
Mirati Therapeutics, Inc. (a)	10,952	60,784
Momenta Pharmaceuticals, Inc. (a)	28,107	434,253
Myriad Genetics, Inc. (a)(b)	27,754	539,260
NantKwest, Inc. (a)(b)	39,205	185,440
Natera, Inc. (a)(b)	20,712	198,007
Neothetics, Inc. (a)(b)	4,838	7,160
Neuralstem, Inc. (a)(b)	2,185	10,117
Neurocrine Biosciences, Inc. (a)	34,979	1,544,673
NewLink Genetics Corp. (a)	11,442	179,754
Nexvet Biopharma PLC (a)(b)	5,964	18,727
Nivalis Therapeutics, Inc. (a)	5,852	15,976
Novavax, Inc. (a)(b)	103,266	155,932
Novelion Therapeutics, Inc. (a)	7,131	74,020
Novelion Therapeutics, Inc.:
warrants(a)	35,660	0
warrants(a)	35,660	0
Nymox Pharmaceutical Corp. (a)(b)	17,849	63,185
Ohr Pharmaceutical, Inc. (a)	12,628	11,278
OncoGenex Pharmaceuticals, Inc. (a)(b)	48,200	26,269
OncoMed Pharmaceuticals, Inc. (a)(b)	17,228	175,036
Onconova Therapeutics, Inc. (a)	282	776
OncoSec Medical, Inc. (a)(b)	4,800	6,912
Ophthotech Corp. (a)	12,779	45,749
Opko Health, Inc. (a)(b)	220,955	1,853,812
Organovo Holdings, Inc. (a)(b)	41,659	129,976
Osiris Therapeutics, Inc. (a)(b)	15,501	89,131
Otonomy, Inc. (a)	12,112	179,863
OvaScience, Inc. (a)(b)	12,030	17,804
PDL BioPharma, Inc. (b)	62,945	134,702
Peregrine Pharmaceuticals, Inc. (a)	84,708	51,248
Pieris Pharmaceuticals, Inc. (a)(b)	22,483	45,865
Pluristem Therapeutics, Inc. (a)(b)	41,630	47,458
Portola Pharmaceuticals, Inc. (a)	23,317	808,634
Prana Biotechnology Ltd. ADR (a)	548	1,195
Progenics Pharmaceuticals, Inc. (a)(b)	28,829	324,038
ProNai Therapeutics, Inc. (a)	10,497	15,850
ProQR Therapeutics BV (a)	8,978	36,361
Protagonist Therapeutics, Inc.	6,546	90,728
Proteon Therapeutics, Inc. (a)	4,823	8,923
Proteostasis Therapeutics, Inc.	9,556	139,040
Prothena Corp. PLC (a)(b)	13,986	820,279
PTC Therapeutics, Inc. (a)	13,689	186,581
Puma Biotechnology, Inc. (a)(b)	12,656	464,475
Radius Health, Inc. (a)(b)	16,712	704,244
Recro Pharma, Inc. (a)	10,456	81,557
Regeneron Pharmaceuticals, Inc. (a)	41,293	15,422,936
REGENXBIO, Inc. (a)(b)	10,318	189,851
Regulus Therapeutics, Inc. (a)(b)	17,161	18,019
Repligen Corp. (a)(b)	15,464	487,271
Retrophin, Inc. (a)(b)	15,368	326,877
Rigel Pharmaceuticals, Inc. (a)	59,089	144,768
Sage Therapeutics, Inc. (a)(b)	15,260	1,028,524
Sangamo Therapeutics, Inc. (a)(b)	28,901	131,500
Sarepta Therapeutics, Inc. (a)(b)	22,459	698,699
Seattle Genetics, Inc. (a)(b)	56,123	3,684,475
Selecta Biosciences, Inc.	7,736	101,187
Seres Therapeutics, Inc. (a)(b)	14,727	142,557
Shire PLC sponsored ADR	32,668	5,903,108
Sinovac Biotech Ltd. (a)	32,521	185,370
Sophiris Bio, Inc. (a)(b)	11,199	29,565
Sorrento Therapeutics, Inc. (a)(b)	24,434	127,057
Spark Therapeutics, Inc. (a)(b)	11,954	762,426
Spectrum Pharmaceuticals, Inc. (a)	30,874	197,594
Stemline Therapeutics, Inc. (a)	6,809	47,663
Strongbridge Biopharma PLC (a)(b)	12,354	36,444
Sunesis Pharmaceuticals, Inc. (a)	9,067	38,172
Syndax Pharmaceuticals, Inc.	6,433	73,208
Synergy Pharmaceuticals, Inc. (a)(b)	80,154	464,092
Syros Pharmaceuticals, Inc. (b)	8,662	95,715
T2 Biosystems, Inc. (a)(b)	11,585	65,455
Tenax Therapeutics, Inc. (a)(b)	12,195	8,872
TESARO, Inc. (a)(b)	20,669	3,893,420
TG Therapeutics, Inc. (a)(b)	20,375	116,138
Threshold Pharmaceuticals, Inc. (a)(b)	20,539	12,471
Tobira Therapeutics, Inc. rights(a)(b)	6,103	113,760
Tokai Pharmaceuticals, Inc. (a)(b)	10,069	8,257
TONIX Pharmaceuticals Holding (a)(b)	12,583	6,292
TRACON Pharmaceuticals, Inc. (a)(b)	7,442	29,024
Trevena, Inc. (a)(b)	19,772	80,274
Trillium Therapeutics, Inc. (a)(b)	4,186	24,907
Trovagene, Inc. (a)(b)	10,513	20,500
Ultragenyx Pharmaceutical, Inc. (a)(b)	16,764	1,426,281
uniQure B.V. (a)(b)	9,527	60,592
United Therapeutics Corp. (a)(b)	16,753	2,474,753
Vanda Pharmaceuticals, Inc. (a)	19,773	281,765
VBI Vaccines, Inc. (a)	17,425	80,852
VBL Therapeutics (a)(b)	11,422	65,677
Veracyte, Inc. (a)(b)	11,785	91,334
Verastem, Inc. (a)	8,737	9,960
Vericel Corp. (a)(b)	7,531	22,593
Versartis, Inc. (a)	14,698	321,151
Vertex Pharmaceuticals, Inc. (a)	99,404	9,007,990
Vical, Inc. (a)	1,345	2,865
Vital Therapies, Inc. (a)(b)	14,890	69,239
Voyager Therapeutics, Inc. (a)(b)	10,753	139,251
vTv Therapeutics, Inc. Class A (a)	3,233	19,495
Windtree Therapeutics, Inc. (a)(b)	1,658	1,923
Xbiotech, Inc. (a)(b)	12,848	173,320
Xencor, Inc. (a)	17,508	435,074
Xenon Pharmaceuticals, Inc. (a)	7,695	61,945
XOMA Corp. (a)(b)	1,441	6,773
Zafgen, Inc. (a)	8,564	33,999
ZIOPHARM Oncology, Inc. (a)(b)	51,115	324,580
		287,987,971
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	8,735	435,440
Abiomed, Inc. (a)	17,252	2,035,218
Accuray, Inc. (a)(b)	30,992	159,609
Aethlon Medical, Inc. (a)(b)	3,425	12,844
Align Technology, Inc. (a)	31,414	3,228,103
Alliqua Biomedical, Inc. (a)(b)	8,560	4,152
Alphatec Holdings, Inc. (a)	2,443	8,233
Analogic Corp.	4,975	409,691
Angiodynamics, Inc. (a)	17,124	279,977
Anika Therapeutics, Inc. (a)(b)	5,660	264,831
Antares Pharma, Inc. (a)(b)	55,668	136,943
Atossa Genetics, Inc. (a)	289	416
Atricure, Inc. (a)(b)	12,725	232,231
Atrion Corp.	738	360,181
Avinger, Inc. (a)(b)	8,085	20,617
AxoGen, Inc. (a)(b)	14,022	146,530
Bellerophon Therapeutics, Inc. (a)(b)	18,047	25,085
BioLase Technology, Inc. (a)	32,685	47,720
Cardiovascular Systems, Inc. (a)	12,606	358,010
Cerus Corp. (a)(b)	38,759	162,400
Cesca Therapeutics, Inc. (a)(b)	5,298	15,735
Chembio Diagnostics, Inc. (a)(b)	4,651	27,441
Cogentix Medical, Inc. (a)	21,892	45,973
ConforMis, Inc. (a)(b)	17,321	87,125
CONMED Corp.	11,576	481,793
Cutera, Inc. (a)	6,383	130,213
Cynosure, Inc. Class A (a)(b)	9,282	612,612
CytoSorbents Corp. (a)(b)	8,905	50,313
Delcath Systems, Inc. (a)	22	3
Dentsply Sirona, Inc.	92,151	5,853,432
DexCom, Inc. (a)(b)	33,518	2,619,767
Dextera Surgical, Inc. (a)	2,691	3,122
EDAP TMS SA sponsored ADR (a)(b)	10,586	29,958
Ekso Bionics Holdings, Inc. (a)(b)	9,233	29,269
Endologix, Inc. (a)(b)	32,060	211,917
Entellus Medical, Inc. (a)	7,435	103,495
EnteroMedics, Inc. (a)(b)	3,373	21,452
Exactech, Inc. (a)	5,512	133,942
Fonar Corp. (a)	2,012	37,222
Genmark Diagnostics, Inc. (a)	19,013	215,227
Hologic, Inc. (a)	109,897	4,459,620
ICU Medical, Inc. (a)	6,509	978,954
IDEXX Laboratories, Inc. (a)	35,713	5,176,242
Inogen, Inc. (a)	8,093	555,342
Insulet Corp. (a)	22,954	999,876
Integra LifeSciences Holdings Corp. (a)(b)	29,843	1,275,490
Intuitive Surgical, Inc. (a)	15,384	11,338,008
InVivo Therapeutics Holdings Corp. (a)(b)	11,305	47,481
Invuity, Inc. (a)(b)	6,138	48,183
IRadimed Corp. (a)(b)	4,579	38,235
iRhythm Technologies, Inc. (b)	8,913	343,329
Iridex Corp. (a)	4,918	77,901
K2M Group Holdings, Inc. (a)(b)	17,197	344,800
Kewaunee Scientific Corp.	1,882	47,521
Lantheus Holdings, Inc. (a)(b)	14,006	179,277
LeMaitre Vascular, Inc.	7,516	166,404
Lianluo Smart Ltd. (a)	837	1,289
LivaNova PLC (a)(b)	19,565	986,076
Lombard Medical, Inc. (a)	1,819	1,164
Masimo Corp. (a)	19,554	1,766,899
Mazor Robotics Ltd. sponsored ADR (a)(b)	5,896	139,676
STRATA Skin Sciences, Inc.(a)	309	184
Meridian Bioscience, Inc. (b)	15,884	204,109
Merit Medical Systems, Inc. (a)(b)	17,226	530,561
Microbot Medical, Inc. (a)(b)	11,752	79,796
Misonix, Inc. (a)(b)	4,210	42,100
Natus Medical, Inc. (a)	13,183	488,101
Neogen Corp. (a)	14,932	968,490
Neovasc, Inc. (a)(b)	20,561	27,710
Novadaq Technologies, Inc. (a)(b)	22,302	161,912
Novocure Ltd. (a)(b)	34,324	260,862
NuVasive, Inc. (a)(b)	19,906	1,488,173
Nuvectra Corp. (a)	5,013	37,196
NxStage Medical, Inc. (a)	26,001	742,589
Obalon Therapeutics, Inc.	5,345	49,815
OraSure Technologies, Inc. (a)	24,756	277,515
Orthofix International NV (a)	8,219	293,500
Oxford Immunotec Global PLC (a)(b)	9,580	129,426
PhotoMedex, Inc. (a)	379	826
Pulse Biosciences, Inc. (b)	6,881	92,481
Quidel Corp. (a)	12,968	272,328
Quotient Ltd. (a)(b)	12,608	86,365
ReWalk Robotics Ltd. (a)	5,150	11,845
Rockwell Medical Technologies, Inc. (a)(b)	21,813	129,569
Roka Bioscience, Inc. (a)	282	1,258
RTI Biologics, Inc. (a)	23,895	89,606
Seaspine Holdings Corp. (a)	4,796	34,004
Second Sight Medical Products, Inc. (a)(b)	17,650	29,476
Second Sight Medical Products, Inc. rights 3/6/17 (a)(b)	17,650	0
Sientra, Inc. (a)(b)	10,706	104,169
Span-America Medical System, Inc.	503	10,664
Staar Surgical Co. (a)	19,008	189,130
Sunshine Heart, Inc. (a)	487	2,172
SurModics, Inc. (a)	5,619	139,070
Synergetics U.S.A., Inc. (a)	7,788	1,480
Syneron Medical Ltd. (a)(b)	14,426	134,162
Tactile Systems Technology, Inc. (b)	8,222	166,331
Tandem Diabetes Care, Inc. (a)(b)	10,614	25,474
TearLab Corp. (a)(b)	827	4,251
The Spectranetics Corp. (a)(b)	18,015	501,267
Trinity Biotech PLC sponsored ADR (a)(b)	15,441	95,271
Unilife Corp. (a)(b)	4,382	8,370
Utah Medical Products, Inc.	2,157	133,518
Vermillion, Inc. (a)(b)	14,783	34,149
ViewRay, Inc. (a)(b)	18,616	97,734
Viveve Medical, Inc. (b)	5,086	22,429
Wright Medical Group NV (a)(b)	40,102	1,118,044
Zeltiq Aesthetics, Inc. (a)	15,496	857,859
Zosano Pharma Corp. (a)(b)	3,225	8,643
		58,193,993
Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. (a)(b)	34,898	1,560,639
Aceto Corp.	11,296	173,281
Addus HomeCare Corp. (a)	4,848	156,106
Air Methods Corp. (a)(b)	13,851	524,260
Alliance Healthcare Services, Inc. (a)	5,543	57,370
Almost Family, Inc. (a)	5,989	297,354
Amedisys, Inc. (a)(b)	13,136	633,418
BioScrip, Inc. (a)(b)	41,164	62,158
BioTelemetry, Inc. (a)	11,521	293,209
Caladrius Biosciences, Inc. (a)	2,086	10,451
Corvel Corp. (a)	8,570	346,228
Cross Country Healthcare, Inc. (a)	14,268	220,726
Digirad Corp.	7,344	38,556
Express Scripts Holding Co. (a)	245,438	17,340,195
Five Star Quality Care, Inc. (a)	17,859	41,076
HealthEquity, Inc. (a)	23,529	1,028,217
Henry Schein, Inc. (a)	31,939	5,479,455
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	18,373	294,335
Interpace Diagnostics Group, Inc. (a)	171	475
LHC Group, Inc. (a)	7,086	340,270
LifePoint Hospitals, Inc. (a)(b)	16,186	1,036,713
Magellan Health Services, Inc. (a)	8,887	614,536
National Research Corp.:
Class A	11,131	207,593
Class B	369	14,753
Patterson Companies, Inc. (b)	38,503	1,749,961
Premier, Inc. (a)(b)	21,685	681,560
Providence Service Corp. (a)	5,708	231,859
Psychemedics Corp.	2,537	53,911
RadNet, Inc. (a)	18,526	110,230
Sharps Compliance Corp. (a)(b)	5,820	27,121
Surgery Partners, Inc. (a)(b)	20,115	452,588
Surgical Care Affiliates, Inc. (a)	15,645	887,384
The Ensign Group, Inc.	20,749	390,911
Tivity Health, Inc. (a)	14,760	426,564
VCA, Inc. (a)	32,180	2,925,162
		38,708,625
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	71,786	874,353
athenahealth, Inc. (a)(b)	15,569	1,836,052
Cerner Corp. (a)	135,309	7,447,407
Computer Programs & Systems, Inc. (b)	8,135	218,832
Connecture, Inc. (a)(b)	5,953	11,430
Fulgent Genetics, Inc.	7,025	79,734
HealthStream, Inc. (a)(b)	13,707	335,410
HMS Holdings Corp. (a)	34,645	645,436
iCAD, Inc. (a)	7,155	26,903
Inovalon Holdings, Inc. Class A (a)(b)	26,594	319,128
Medidata Solutions, Inc. (a)(b)	22,849	1,277,716
NantHealth, Inc. (b)	50,346	381,119
Omnicell, Inc. (a)(b)	14,997	570,261
Quality Systems, Inc. (a)	24,211	369,460
Simulations Plus, Inc.	8,998	86,831
Streamline Health Solutions, Inc. (a)	5,177	6,523
Tabula Rasa HealthCare, Inc.	7,205	102,095
		14,588,690
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	20,158	514,029
Albany Molecular Research, Inc. (a)(b)	15,641	234,146
Bio-Techne Corp.	14,986	1,593,312
Bruker Corp.	64,867	1,566,538
ChromaDex, Inc. (a)(b)	14,893	41,105
Compugen Ltd. (a)(b)	23,443	99,633
Fluidigm Corp. (a)(b)	9,903	64,964
Harvard Bioscience, Inc. (a)	16,454	46,071
ICON PLC (a)(b)	21,960	1,839,589
Illumina, Inc. (a)	58,438	9,782,521
INC Research Holdings, Inc. Class A (a)	21,170	924,071
Luminex Corp. (b)	19,328	359,114
Medpace Holdings, Inc. (b)	15,883	459,813
Nanostring Technologies, Inc. (a)	8,039	151,696
NeoGenomics, Inc. (a)	31,398	253,382
Pacific Biosciences of California, Inc. (a)(b)	35,411	178,826
PAREXEL International Corp. (a)	20,484	1,325,110
PRA Health Sciences, Inc. (a)	24,125	1,423,616
pSivida Corp. (a)(b)	15,200	26,600
QIAGEN NV (a)	88,710	2,524,687
VWR Corp. (a)(b)	51,364	1,443,328
		24,852,151
Pharmaceuticals - 0.9%
Acasti Pharma, Inc. (a)	1,813	2,284
AcelRx Pharmaceuticals, Inc. (a)(b)	16,081	49,047
Achaogen, Inc. (a)	14,375	337,094
Aclaris Therapeutics, Inc. (a)(b)	9,998	312,238
Adamis Pharmaceuticals Corp. (a)(b)	6,035	20,821
Aerie Pharmaceuticals, Inc. (a)(b)	13,328	631,081
Agile Therapeutics, Inc. (a)(b)	10,487	23,281
Akorn, Inc. (a)(b)	50,557	1,052,091
Alcobra Pharma Ltd. (a)	11,033	14,453
Alimera Sciences, Inc. (a)(b)	32,140	41,461
Amphastar Pharmaceuticals, Inc. (a)	20,885	323,091
ANI Pharmaceuticals, Inc. (a)	4,970	293,578
ANI Pharmaceuticals, Inc. rights (a)	1,389	0
Apricus Biosciences, Inc. (a)(b)	929	2,694
Aralez Pharmaceuticals, Inc. (a)(b)	28,175	113,827
Aratana Therapeutics, Inc. (a)(b)	14,385	95,085
Assembly Biosciences, Inc. (a)(b)	7,186	149,900
AstraZeneca PLC rights (a)	3,011	0
Auris Medical Holding AG (a)(b)	12,197	9,695
Avexis, Inc. (b)	10,775	660,723
Axsome Therapeutics, Inc. (a)(b)	6,818	31,022
Bio Path Holdings, Inc. (a)(b)	31,477	25,751
Biodelivery Sciences International, Inc. (a)(b)	25,909	51,818
Cardiome Pharma Corp. (a)(b)	9,692	29,188
Cempra, Inc. (a)	17,299	58,817
Clearside Biomedical, Inc.	9,373	73,578
Collegium Pharmaceutical, Inc. (a)(b)	11,399	151,151
Concordia International Corp. (a)(b)	15,887	35,905
ContraVir Pharmaceuticals, Inc. (a)(b)	30,793	43,418
Corcept Therapeutics, Inc. (a)(b)	44,098	396,441
Corium International, Inc. (a)(b)	9,743	37,511
Cumberland Pharmaceuticals, Inc. (a)	7,820	44,183
CymaBay Therapeutics, Inc. (a)	15,586	55,019
DepoMed, Inc. (a)(b)	25,721	421,567
Dermira, Inc. (a)(b)	15,198	512,021
Dipexium Pharmaceuticals, Inc. (a)(b)	4,009	4,410
Durect Corp. (a)	51,370	52,911
Egalet Corp. (a)(b)	9,167	45,285
Endo International PLC (a)(b)	88,712	1,210,919
Endocyte, Inc. (a)(b)	24,909	51,063
Flamel Technologies SA sponsored ADR (a)	15,872	169,196
Flex Pharma, Inc. (a)	6,410	26,730
Foamix Pharmaceuticals Ltd. (a)(b)	15,151	148,177
Gemphire Therapeutics, Inc.	2,800	26,040
GW Pharmaceuticals PLC ADR (a)(b)	9,145	1,141,113
Heska Corp. (a)	2,644	245,205
Horizon Pharma PLC (a)(b)	64,837	1,040,634
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	4,466	56,897
Impax Laboratories, Inc. (a)	30,337	432,302
Imprimis Pharmaceuticals, Inc. (a)(b)	5,164	12,600
Innocoll Holdings PLC (a)	9,257	6,572
Innoviva, Inc. (a)(b)	47,575	549,491
IntelliPharmaCeutics International Corp. (a)(b)	13,756	34,803
Intersect ENT, Inc. (a)	11,154	151,694
Intra-Cellular Therapies, Inc. (a)(b)	17,187	224,290
Jazz Pharmaceuticals PLC (a)	24,034	3,187,389
Jounce Therapeutics, Inc. (b)	12,000	243,120
Juniper Pharmaceuticals, Inc. (a)	6,485	32,101
KemPharm, Inc. (a)(b)	8,237	33,772
Lipocine, Inc. (a)(b)	5,021	19,883
Marinus Pharmaceuticals, Inc. (a)(b)	8,484	11,708
MediWound Ltd. (a)	10,429	62,053
Merus B.V. (b)	7,726	188,283
Mylan N.V. (a)	213,619	8,939,955
MyoKardia, Inc. (a)(b)	12,242	148,740
Nabriva Therapeutics AG sponsored ADR (a)(b)	9,632	102,581
Nektar Therapeutics (a)(b)	59,936	783,963
Neos Therapeutics, Inc. (a)(b)	6,228	37,368
NeuroDerm Ltd. (a)	11,049	255,784
Novan, Inc. (b)	6,522	36,915
Ocera Therapeutics, Inc. (a)(b)	5,923	3,909
Ocular Therapeutix, Inc. (a)(b)	12,083	100,772
Omeros Corp. (a)(b)	17,236	209,762
Oncobiologics, Inc. (a)(b)	11,165	35,616
Oramed Pharmaceuticals, Inc. (a)(b)	5,254	31,787
Orexigen Therapeutics, Inc. (a)(b)	4,379	18,698
Pacira Pharmaceuticals, Inc. (a)(b)	15,092	659,520
Pain Therapeutics, Inc. (a)(b)	17,995	10,297
Paratek Pharmaceuticals, Inc. (a)	12,912	193,034
Pernix Therapeutics Holdings, Inc. (a)(b)	1,633	5,258
Phibro Animal Health Corp. Class A	7,177	199,879
ProPhase Labs, Inc. (a)	1,566	3,195
Reata Pharmaceuticals, Inc. (b)	3,520	89,232
RedHill Biopharma Ltd. sponsored ADR (a)(b)	8,242	79,041
Repros Therapeutics, Inc. (a)(b)	10,497	12,491
Revance Therapeutics, Inc. (a)(b)	11,579	243,159
SciClone Pharmaceuticals, Inc. (a)	19,783	195,852
SCYNEXIS, Inc. (a)	9,903	32,680
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	18,316	215,213
Supernus Pharmaceuticals, Inc. (a)(b)	19,363	497,629
Teligent, Inc. (a)(b)	31,553	225,604
Tetraphase Pharmaceuticals, Inc. (a)	15,665	80,988
The Medicines Company (a)(b)	27,932	1,464,195
Theravance Biopharma, Inc. (a)(b)	21,252	650,736
Titan Pharmaceuticals, Inc. (a)(b)	7,882	29,558
VIVUS, Inc. (a)(b)	53,961	60,436
WAVE Life Sciences (a)(b)	9,543	287,244
Zogenix, Inc. (a)(b)	8,409	87,033
Zynerba Pharmaceuticals, Inc. (a)(b)	5,064	115,966
		31,652,565

TOTAL HEALTH CARE		455,983,995

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	9,103	245,963
Arotech Corp. (a)	12,878	50,224
Astronics Corp. (a)	7,944	266,203
Astrotech Corp. (a)(b)	3,584	5,699
BE Aerospace, Inc.	40,325	2,564,670
Elbit Systems Ltd. (b)	17,163	2,025,234
Innovative Solutions & Support, Inc. (a)	1,668	5,238
KEYW Holding Corp. (a)(b)	16,567	164,345
KLX, Inc. (a)	20,128	1,013,244
Kratos Defense & Security Solutions, Inc. (a)(b)	23,029	189,989
LMI Aerospace, Inc. (a)	5,819	80,069
Mercury Systems, Inc. (a)	18,954	708,121
Taser International, Inc. (a)(b)	20,323	521,691
TAT Technologies Ltd.	4,822	39,299
		7,879,989
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	23,185	394,609
Atlas Air Worldwide Holdings, Inc. (a)	9,811	557,755
C.H. Robinson Worldwide, Inc. (b)	55,992	4,500,077
Echo Global Logistics, Inc. (a)	11,920	260,452
Expeditors International of Washington, Inc. (b)	71,733	4,044,307
Forward Air Corp.	11,944	591,825
Hub Group, Inc. Class A (a)	13,743	694,022
Park-Ohio Holdings Corp.	5,412	241,646
		11,284,693
Airlines - 0.6%
Allegiant Travel Co.	6,561	1,142,270
American Airlines Group, Inc.	206,508	9,573,711
Hawaiian Holdings, Inc. (a)	21,139	1,028,412
JetBlue Airways Corp. (a)	128,119	2,557,255
Ryanair Holdings PLC sponsored ADR (a)	41,959	3,430,148
SkyWest, Inc.	20,440	718,466
Spirit Airlines, Inc. (a)	27,691	1,445,747
		19,896,009
Building Products - 0.1%
AAON, Inc. (b)	21,541	724,855
American Woodmark Corp. (a)	6,866	593,566
Apogee Enterprises, Inc. (b)	11,324	647,506
Builders FirstSource, Inc. (a)(b)	45,949	594,580
Caesarstone Sdot-Yam Ltd. (a)(b)	13,369	446,525
China Ceramics Co. Ltd. (a)	187	408
CSW Industrials, Inc. (a)	5,469	202,900
Gibraltar Industries, Inc. (a)	12,455	516,260
Insteel Industries, Inc. (b)	7,176	259,197
Patrick Industries, Inc. (a)	5,619	448,677
Tecogen, Inc. New (a)	3,759	14,096
Universal Forest Products, Inc.	7,975	764,085
		5,212,655
Commercial Services & Supplies - 0.6%
Aqua Metals, Inc. (a)(b)	6,728	114,645
Casella Waste Systems, Inc. Class A (a)	15,918	185,922
CECO Environmental Corp.	14,433	163,093
China Recycling Energy Corp. (a)	1,607	2,764
Cintas Corp.	41,296	4,873,341
Copart, Inc. (a)(b)	45,055	2,664,553
Essendant, Inc.	14,662	233,566
Fuel Tech, Inc. (a)	2,055	2,281
G&K Services, Inc. Class A	7,590	717,255
Healthcare Services Group, Inc.	28,806	1,191,992
Heritage-Crystal Clean, Inc. (a)	9,635	143,562
Herman Miller, Inc.	24,847	740,441
Hudson Technologies, Inc. (a)	12,359	88,490
Industrial Services of America, Inc. (a)	694	1,444
InnerWorkings, Inc. (a)(b)	21,616	209,891
Interface, Inc.	25,389	479,852
Intersections, Inc. (a)(b)	8,109	29,922
Kimball International, Inc. Class B	16,798	275,487
MagneGas Corp. (a)(b)	23,634	11,226
Matthews International Corp. Class A	13,667	899,972
McGrath RentCorp.	10,561	397,410
Mobile Mini, Inc.	17,153	558,330
Multi-Color Corp.	6,592	472,646
Odyssey Marine Exploration, Inc. (a)(b)	4,993	20,322
Performant Financial Corp. (a)(b)	14,422	25,960
Perma-Fix Environmental Services, Inc. (a)	973	2,870
Pointer Telocation Ltd. (a)	5,282	45,161
Quest Resource Holding Corp. (a)(b)	3,836	8,171
SP Plus Corp. (a)	12,233	394,514
Stericycle, Inc. (a)(b)	33,651	2,788,995
Tetra Tech, Inc.	21,961	883,930
U.S. Ecology, Inc.	8,492	430,969
Virco Manufacturing Co. (a)	1,086	4,507
VSE Corp. (b)	4,505	183,263
West Corp.	35,722	854,113
		20,100,860
Construction & Engineering - 0.0%
Aegion Corp. (a)	16,735	380,889
Great Lakes Dredge & Dock Corp. (a)	23,277	101,255
Ies Holdings, Inc. (a)	8,169	153,169
Layne Christensen Co. (a)(b)	7,238	69,123
MYR Group, Inc. (a)	6,454	242,090
Northwest Pipe Co. (a)	3,691	64,556
NV5 Holdings, Inc. (a)(b)	4,168	153,382
Primoris Services Corp.	20,371	506,423
Sterling Construction Co., Inc. (a)	9,228	82,960
		1,753,847
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	4,240	102,396
American Superconductor Corp. (a)(b)	6,555	40,051
Ballard Power Systems, Inc. (a)(b)	68,250	130,005
Broadwind Energy, Inc. (a)	6,588	36,300
Capstone Turbine Corp. (a)	4,970	3,603
Encore Wire Corp.	8,046	382,185
Energous Corp. (a)(b)	6,955	106,690
Energy Focus, Inc. (a)(b)	4,044	12,496
Enphase Energy, Inc. (a)(b)	27,458	49,150
FuelCell Energy, Inc. (a)(b)	10,205	15,818
Highpower International, Inc. (a)	2,296	5,625
Hydrogenics Corp. (a)(b)	5,242	30,142
Ideal Power, Inc. (a)(b)	3,212	9,154
LSI Industries, Inc.	9,643	95,273
Orion Energy Systems, Inc. (a)	11,781	22,855
Pioneer Power Solutions, Inc. (a)(b)	3,776	26,998
Plug Power, Inc. (a)(b)	75,281	81,303
Polar Power, Inc.	5,654	49,303
Powell Industries, Inc.	4,677	152,657
Power Solutions International, Inc. (a)(b)	4,273	22,647
Preformed Line Products Co.	2,182	100,416
Revolution Lighting Technologies, Inc. (a)(b)	5,784	35,976
Sunrun, Inc. (a)(b)	44,411	252,699
TPI Composites, Inc. (b)	14,152	246,952
Ultralife Corp. (a)	6,195	33,763
Vicor Corp. (a)	11,523	187,249
		2,231,706
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	14,735	435,419
Machinery - 0.7%
Altra Industrial Motion Corp.	11,012	427,816
American Railcar Industries, Inc. (b)	8,375	373,190
ARC Group Worldwide, Inc. (a)(b)	7,999	34,796
Astec Industries, Inc.	9,405	594,114
Blue Bird Corp. (a)(b)	11,500	195,500
Chart Industries, Inc. (a)(b)	13,550	482,245
Cleantech Solutions International, Inc. (a)	197	134
Columbus McKinnon Corp. (NY Shares)	7,893	203,718
Commercial Vehicle Group, Inc. (a)	10,545	66,434
Dmc Global, Inc.	5,844	87,368
Eastern Co.	3,496	67,648
Energy Recovery, Inc. (a)(b)	19,308	162,380
ExOne Co. (a)(b)	5,769	57,228
Franklin Electric Co., Inc.	18,568	777,999
FreightCar America, Inc.	3,936	53,963
Gencor Industries, Inc. (a)	5,290	75,383
Hardinge, Inc.	5,437	56,925
Hurco Companies, Inc.	4,119	113,273
Jason Industries, Inc. (a)	6,627	9,079
Key Technology, Inc. (a)	3,081	40,053
Kornit Digital Ltd. (a)	11,931	193,282
L.B. Foster Co. Class A	4,257	59,385
Lincoln Electric Holdings, Inc. (b)	25,997	2,189,207
Manitex International, Inc. (a)(b)	6,059	46,775
MFRI, Inc. (a)	997	8,026
Middleby Corp. (a)	22,801	3,162,727
NN, Inc.	10,310	207,231
Nordson Corp. (b)	22,548	2,706,662
Omega Flex, Inc.	4,007	181,918
PACCAR, Inc.	140,078	9,358,611
RBC Bearings, Inc. (a)	10,173	949,141
Sun Hydraulics Corp.	10,568	391,016
Taylor Devices, Inc. (a)	1,597	23,093
TriMas Corp. (a)	18,918	417,142
Twin Disc, Inc. (a)	6,093	111,502
Westport Fuel Systems, Inc. (a)	26,542	27,869
Woodward, Inc.	25,037	1,763,857
		25,676,690
Marine - 0.0%
Diana Containerships, Inc. (b)	2,026	4,923
DryShips, Inc. (a)(b)	14,851	30,593
Eagle Bulk Shipping, Inc. (a)(b)	27,830	148,612
Euroseas Ltd. (a)	273	393
Golden Ocean Group Ltd. (a)	42,928	293,198
Rand Logistics, Inc. (a)	1,744	1,308
Seanergy Martime Holdings Corp. (a)(b)	5,859	6,005
Star Bulk Carriers Corp. (a)(b)	26,793	251,050
		736,082
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(b)	12,095	434,815
Acacia Research Corp. (a)	18,150	106,178
Advisory Board Co. (a)	16,242	730,890
Barrett Business Services, Inc.	2,472	158,282
CRA International, Inc.	3,435	123,179
Exponent, Inc.	9,811	563,642
Heidrick & Struggles International, Inc.	8,594	210,123
Hudson Global, Inc.	2,817	3,014
Huron Consulting Group, Inc. (a)	8,455	367,370
ICF International, Inc. (a)	8,332	357,859
Cogint, Inc.(a)	26,534	96,849
IHS Markit Ltd. (a)	161,374	6,422,685
Kelly Services, Inc. Class A (non-vtg.)	16,668	356,362
Kforce, Inc.	11,114	286,186
Lightbridge Corp. (a)(b)	441	454
Marathon Patent Group, Inc. (a)(b)	6,000	8,400
Pendrell Corp. (a)	9,270	60,997
RCM Technologies, Inc. (a)	3,957	22,951
Resources Connection, Inc.	12,622	213,312
RPX Corp. (a)	23,785	255,689
Spherix, Inc. (a)(b)	18,182	20,364
Verisk Analytics, Inc. (a)	66,188	5,488,309
Willdan Group, Inc. (a)	3,145	87,179
		16,375,089
Road & Rail - 1.0%
AMERCO (b)	7,799	3,012,754
ArcBest Corp.	10,427	306,032
Avis Budget Group, Inc. (a)	34,808	1,203,661
Covenant Transport Group, Inc. Class A (a)	6,344	127,134
CSX Corp.	372,417	18,084,570
Heartland Express, Inc. (b)	32,074	665,215
J.B. Hunt Transport Services, Inc.	43,931	4,312,706
Landstar System, Inc.	16,226	1,408,417
Marten Transport Ltd.	15,913	390,664
Old Dominion Freight Lines, Inc.	32,580	2,989,541
P.A.M. Transportation Services, Inc. (a)	3,754	68,435
Patriot Transportation Holding, Inc. (a)	659	15,058
Saia, Inc. (a)	10,233	494,766
Student Transportation, Inc. (a)(b)	46,229	256,170
U.S.A. Truck, Inc. (a)(b)	3,742	35,586
Universal Logistics Holdings I	12,033	164,250
Werner Enterprises, Inc. (b)	28,314	792,792
YRC Worldwide, Inc. (a)	12,778	164,070
		34,491,821
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	24,423	1,109,781
BMC Stock Holdings, Inc. (a)(b)	26,980	566,580
DXP Enterprises, Inc. (a)	6,441	225,435
Fastenal Co. (b)	115,000	5,753,450
General Finance Corp. (a)	12,327	62,251
H&E Equipment Services, Inc.	13,812	362,427
HD Supply Holdings, Inc. (a)	79,140	3,403,020
Houston Wire & Cable Co.	7,080	47,436
Huttig Building Products, Inc. (a)	14,315	95,338
Lawson Products, Inc. (a)	3,661	101,227
Nexeo Solutions, Inc.(a)(b)	37,947	351,389
Rush Enterprises, Inc.:
Class A (a)	10,630	366,522
Class B (a)	4,596	147,026
Titan Machinery, Inc. (a)(b)	8,041	113,780
Willis Lease Finance Corp. (a)	2,622	66,651
		12,772,313
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	2,270	87,123

TOTAL INDUSTRIALS		158,934,296

INFORMATION TECHNOLOGY - 47.7%
Communications Equipment - 2.7%
ADTRAN, Inc.	21,497	454,662
Applied Optoelectronics, Inc. (a)(b)	6,822	313,266
Arris International PLC (a)	76,177	1,965,367
AudioCodes Ltd. (a)	14,232	96,635
Aviat Networks, Inc. (a)	1,379	21,375
Bel Fuse, Inc.:
Class A	300	6,363
Class B (non-vtg.)	4,299	112,204
Black Box Corp.	5,455	49,095
Brocade Communications Systems, Inc.	158,899	1,956,047
CalAmp Corp. (a)	13,945	226,048
Ceragon Networks Ltd. (a)	28,260	103,997
Cisco Systems, Inc.	1,992,911	68,117,698
Clearfield, Inc. (a)(b)	8,676	141,853
ClearOne, Inc.	2,453	27,964
CommScope Holding Co., Inc. (a)	76,607	2,914,896
Communications Systems, Inc.	2,071	9,071
Comtech Telecommunications Corp.	8,843	100,899
Dasan Zhone Solutions, Inc. (a)	17,554	18,783
Digi International, Inc. (a)	10,146	124,796
DragonWave, Inc. (a)	609	825
EchoStar Holding Corp. Class A (a)	18,945	1,009,200
EMCORE Corp.	11,731	104,992
EXFO, Inc. (sub. vtg.) (a)	8,342	43,839
Extreme Networks, Inc. (a)	42,015	262,594
F5 Networks, Inc. (a)	25,979	3,722,011
Finisar Corp. (a)(b)	43,640	1,461,067
Gilat Satellite Networks Ltd. (a)(b)	23,036	121,630
Harmonic, Inc. (a)(b)	32,229	174,037
Infinera Corp. (a)(b)	55,683	604,161
InterDigital, Inc. (b)	13,447	1,130,220
Ituran Location & Control Ltd.	10,549	295,372
Ixia (a)	31,883	624,907
KVH Industries, Inc. (a)	5,647	56,752
Lumentum Holdings, Inc. (a)	24,168	1,109,311
Mitel Networks Corp. (a)	54,974	363,928
MRV Communications, Inc. (a)	3,804	29,291
NETGEAR, Inc. (a)	12,711	696,563
NetScout Systems, Inc. (a)(b)	35,929	1,327,577
Oclaro, Inc. (a)(b)	66,175	562,488
Parkervision, Inc. (a)(b)	9,416	19,868
PC-Tel, Inc.	8,979	50,282
Radcom Ltd. (a)(b)	3,990	73,616
Radware Ltd. (a)(b)	17,574	271,518
Resonant, Inc. (a)(b)	5,889	28,032
ShoreTel, Inc. (a)	27,989	181,929
Sierra Wireless, Inc. (a)(b)	12,388	349,961
Silicom Ltd.	2,758	104,804
Sonus Networks, Inc. (a)	18,970	111,923
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	123,026	793,518
Tessco Technologies, Inc.	3,589	50,964
Ubiquiti Networks, Inc. (a)(b)	32,514	1,597,738
UTStarcom Holdings Corp. (a)	21,290	36,193
ViaSat, Inc. (a)(b)	23,211	1,597,845
Viavi Solutions, Inc. (a)	91,382	915,648
Westell Technologies, Inc. Class A (a)(b)	16,462	11,606
Wi-Lan, Inc.	44,084	78,662
		96,735,891
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	9,207	83,784
Applied DNA Sciences, Inc. (a)(b)	6,250	11,563
Cardtronics PLC	18,287	806,091
CDW Corp.	64,004	3,769,836
China BAK Battery, Inc. (a)	782	1,017
ClearSign Combustion Corp. (a)(b)	5,845	22,796
Cognex Corp.	33,814	2,597,253
Coherent, Inc. (a)	9,706	1,772,121
Control4 Corp. (a)(b)	8,561	127,816
CUI Global, Inc. (a)(b)	7,874	49,764
Daktronics, Inc.	17,665	165,521
Deswell Industries, Inc.	1,530	2,800
Digital Ally, Inc. (a)(b)	3,324	15,457
Echelon Corp. (a)	339	1,644
Electro Scientific Industries, Inc. (a)	10,892	72,759
ePlus, Inc. (a)	3,100	393,545
FARO Technologies, Inc. (a)	6,976	240,672
Flextronics International Ltd. (a)	215,480	3,553,265
FLIR Systems, Inc.	54,199	1,989,645
Frequency Electronics, Inc. (a)	2,744	30,431
Hollysys Automation Technologies Ltd. (b)	25,397	443,432
I. D. Systems Inc. (a)	5,073	29,728
Identiv, Inc. (a)(b)	2,829	14,032
II-VI, Inc. (a)	25,034	891,210
Insight Enterprises, Inc. (a)	13,696	580,163
IPG Photonics Corp. (a)(b)	21,073	2,492,936
Iteris, Inc. (a)	15,658	72,966
Itron, Inc. (a)	15,505	1,003,174
KEY Tronic Corp. (a)	4,924	35,699
Kimball Electronics, Inc. (a)	15,326	246,749
Littelfuse, Inc.	8,931	1,441,910
LRAD Corp.	9,621	15,297
Magal Security Systems Ltd. (a)	7,555	48,201
Maxwell Technologies, Inc. (a)(b)	16,295	82,779
Mesa Laboratories, Inc. (b)	1,916	239,538
MicroVision, Inc. (a)(b)	15,058	24,093
MOCON, Inc.	2,300	44,850
MTS Systems Corp. (b)	6,250	343,438
Napco Security Technolgies, Inc. (a)	9,068	78,438
National Instruments Corp. (b)	50,938	1,642,241
Neonode, Inc. (a)(b)	20,179	32,892
NetList, Inc. (a)(b)	25,631	25,126
Novanta, Inc. (a)	14,444	350,989
Orbotech Ltd. (a)	18,619	561,363
OSI Systems, Inc. (a)	8,138	613,768
PC Connection, Inc.	10,490	280,712
PC Mall, Inc. (a)	4,541	122,153
Perceptron, Inc. (a)	4,209	32,914
Plexus Corp. (a)	13,364	749,319
RadiSys Corp. (a)	14,163	54,103
Research Frontiers, Inc. (a)(b)	7,119	11,960
Richardson Electronics Ltd.	6,648	41,151
RMG Networks Holding Corp. (a)	27,670	24,906
Sanmina Corp. (a)	29,347	1,144,533
ScanSource, Inc. (a)	10,218	411,275
Supercom Ltd. (a)(b)	7,335	21,638
Tech Data Corp. (a)	13,868	1,206,516
Trimble, Inc. (a)	99,763	3,095,646
TTM Technologies, Inc. (a)(b)	39,455	637,593
Uni-Pixel, Inc. (a)(b)	10,946	11,384
Universal Display Corp. (b)	18,677	1,584,743
Wayside Technology Group, Inc.	2,644	47,063
Zebra Technologies Corp. Class A (a)	20,774	1,884,410
		38,424,811
Internet Software & Services - 12.7%
21Vianet Group, Inc. ADR (a)(b)	21,858	158,033
2U, Inc. (a)(b)	20,103	734,765
Actua Corp. (a)(b)	16,045	219,817
Akamai Technologies, Inc. (a)	68,661	4,298,179
Alarm.com Holdings, Inc. (a)(b)	19,254	549,509
Alphabet, Inc.:
Class A (a)	117,617	99,378,132
Class C (a)	137,323	113,045,667
Angie's List, Inc. (a)(b)	23,990	127,867
AppFolio, Inc. (a)(b)	7,171	178,199
Apptio, Inc. Class A (b)	4,451	57,818
Autobytel, Inc. (a)	4,883	61,038
Baidu.com, Inc. sponsored ADR (a)(b)	109,170	19,009,772
Baozun, Inc. sponsored ADR (a)(b)	11,799	169,670
Bazaarvoice, Inc. (a)	33,324	148,292
Benefitfocus, Inc. (a)(b)	12,600	334,530
BlackLine, Inc. (b)	21,101	602,012
Blucora, Inc. (a)	16,535	257,946
Brightcove, Inc. (a)	14,157	118,919
BroadVision, Inc. (a)	599	3,444
Carbonite, Inc. (a)	12,222	237,718
China Finance Online Co. Ltd. ADR (a)	8,455	26,887
ChinaCache International Holdings Ltd. sponsored ADR (a)	7,308	15,785
Cimpress NV (a)(b)	12,504	1,002,946
CommerceHub, Inc.:
Series A (a)	16,565	273,323
Series C (a)	2,225	36,379
Cornerstone OnDemand, Inc. (a)	21,964	917,436
CoStar Group, Inc. (a)	13,085	2,658,610
Coupa Software, Inc. (b)	20,095	531,513
Criteo SA sponsored ADR (a)(b)	23,929	1,124,184
Cyren Ltd. (a)	19,323	39,612
Determine, Inc. (a)	245	833
eBay, Inc. (a)	444,971	15,084,517
eGain Communications Corp. (a)	14,431	25,976
Endurance International Group Holdings, Inc. (a)	55,412	471,002
Facebook, Inc. Class A (a)	930,975	126,184,352
Five9, Inc. (a)	20,863	331,930
Functionx, Inc. (a)(b)	123	114
Global Sources Ltd. (a)	10,027	87,736
Gogo, Inc. (a)(b)	34,284	363,410
Hortonworks, Inc. (a)(b)	22,966	228,282
IAC/InterActiveCorp (a)	28,942	2,139,971
Internap Network Services Corp. (a)	27,038	60,836
iPass, Inc. (a)	28,524	36,511
j2 Global, Inc.	19,274	1,569,289
Jmu Ltd. sponsored ADR (a)(b)	6,361	18,192
Limelight Networks, Inc. (a)	37,824	85,104
Liquidity Services, Inc. (a)	12,876	104,939
LivePerson, Inc. (a)	23,831	168,009
LogMeIn, Inc.	20,728	1,901,794
Marchex, Inc. Class B (a)	21,411	57,167
Match Group, Inc. (a)(b)	17,581	284,109
MeetMe, Inc. (a)(b)	20,084	97,006
MercadoLibre, Inc.	17,495	3,689,171
Mimecast Ltd. (a)(b)	22,772	448,153
MINDBODY, Inc. (a)	11,975	317,936
Momo, Inc. ADR (a)	31,182	830,688
Net Element International, Inc. (a)(b)	909	739
NetEase, Inc. ADR	30,431	9,283,281
NIC, Inc.	30,290	639,119
NumereX Corp. Class A (a)(b)	9,528	47,545
Nutanix, Inc. Class A (a)(b)	6,703	201,023
Perion Network Ltd. (a)(b)	36,786	74,308
Points International Ltd. (a)	7,506	53,143
QuinStreet, Inc. (a)	20,389	65,856
Qumu Corp. (a)	2,780	6,005
RealNetworks, Inc. (a)	17,726	86,857
Reis, Inc.	5,391	104,046
Remark Media, Inc. (a)(b)	12,825	38,219
RetailMeNot, Inc. (a)	17,780	159,131
Rightside Group Ltd. (a)	6,964	58,428
Rocket Fuel, Inc. (a)(b)	21,656	61,070
SecureWorks Corp. (b)	6,170	64,415
SINA Corp.	28,067	1,951,499
Sohu.com, Inc. (a)(b)	16,446	655,044
SPS Commerce, Inc. (a)	6,558	362,854
Stamps.com, Inc. (a)(b)	6,816	859,498
Support.com, Inc. (a)	8,977	19,480
Synacor, Inc. (a)	19,246	57,738
TechTarget, Inc. (a)	15,334	140,306
The Trade Desk, Inc. (b)	2,479	104,639
Travelzoo, Inc. (a)	5,478	49,576
TrueCar, Inc. (a)(b)	34,029	478,448
Tucows, Inc. (a)(b)	3,960	180,378
VeriSign, Inc. (a)(b)	41,446	3,418,052
Web.com Group, Inc. (a)	19,612	377,531
WebMD Health Corp. (a)(b)	14,866	771,545
Weibo Corp. sponsored ADR (a)(b)	22,390	1,131,143
Wix.com Ltd. (a)	16,775	1,045,083
Xunlei Ltd. sponsored ADR (a)(b)	16,359	59,383
Yahoo!, Inc. (a)	380,287	17,363,904
Yandex NV Series A (a)	110,465	2,485,463
YY, Inc. ADR (a)(b)	14,205	629,139
Zillow Group, Inc.:
Class A (a)(b)	22,637	761,282
Class C (a)(b)	47,097	1,598,472
		446,348,671
IT Services - 2.6%
Acxiom Corp. (a)	31,077	886,316
ALJ Regional Holdings, Inc. (a)(b)	15,043	57,615
Amdocs Ltd.	59,345	3,599,274
Automatic Data Processing, Inc.	179,028	18,371,853
Blackhawk Network Holdings, Inc. (a)	22,975	837,439
BluePhoenix Solutions Ltd. (a)	284	270
CardConnect Corp. (a)(b)	12,573	179,165
Cass Information Systems, Inc.	4,336	282,577
China Customer Relations Centers, Inc. (a)(b)	7,958	99,555
China Information Technology, Inc. (a)(b)	20,266	16,211
Cognizant Technology Solutions Corp. Class A (a)	241,448	14,310,623
Computer Task Group, Inc.	10,776	62,285
CSG Systems International, Inc.	12,382	487,975
Edgewater Technology, Inc. (a)	6,041	41,925
Euronet Worldwide, Inc. (a)	20,658	1,710,069
ExlService Holdings, Inc. (a)(b)	13,034	582,098
Fiserv, Inc. (a)	85,379	9,852,737
Forrester Research, Inc.	7,739	282,474
Hackett Group, Inc.	13,892	280,063
Information Services Group, Inc. (a)	21,642	68,605
Innodata, Inc. (a)	1,720	3,870
Jack Henry & Associates, Inc.	31,502	2,953,943
JetPay Corp. (a)	3,116	7,790
Lionbridge Technologies, Inc. (a)	23,241	133,636
ManTech International Corp. Class A	9,683	354,591
Mattersight Corp. (a)(b)	20,265	71,941
ModusLink Global Solutions, Inc. (a)(b)	36,789	53,344
MoneyGram International, Inc. (a)	20,900	266,684
NCI, Inc. Class A	6,465	95,682
Net 1 UEPS Technologies, Inc. (a)	21,221	282,239
Paychex, Inc.	143,249	8,798,354
PayPal Holdings, Inc. (a)	479,910	20,156,220
Perficient, Inc. (a)	13,822	251,146
PFSweb, Inc. (a)	9,371	65,691
Planet Payment, Inc. (a)	19,100	78,119
PRG-Schultz International, Inc. (a)	9,669	60,431
QIWI PLC Class B sponsored ADR (b)	17,451	243,616
Sabre Corp. (b)	110,804	2,427,716
ServiceSource International, Inc. (a)	43,365	170,858
Sykes Enterprises, Inc. (a)	17,276	470,253
Syntel, Inc. (b)	34,532	610,871
Sysorex Global (a)	2,625	617
Teletech Holdings, Inc.	19,094	578,548
Virtusa Corp. (a)	11,568	358,724
		90,504,013
Semiconductors & Semiconductor Equipment - 9.5%
Acacia Communications, Inc. (b)	14,812	769,483
Adesto Technologies Corp. (a)(b)	6,015	23,459
Advanced Energy Industries, Inc. (a)	15,249	946,963
Advanced Micro Devices, Inc. (a)(b)	368,533	5,328,987
Alpha & Omega Semiconductor Ltd. (a)	9,095	175,170
Ambarella, Inc. (a)(b)	13,050	769,298
Amkor Technology, Inc. (a)	93,923	922,324
Amtech Systems, Inc. (a)	7,143	44,858
Analog Devices, Inc. (b)	122,448	10,032,165
Applied Materials, Inc.	428,318	15,513,678
ASML Holding NV (b)	25,141	3,059,408
Atomera, Inc.	6,089	35,194
Axcelis Technologies, Inc. (a)	10,628	164,203
AXT, Inc. (a)	11,530	81,863
Broadcom Ltd.	158,187	33,366,384
Brooks Automation, Inc.	28,330	590,964
Cabot Microelectronics Corp.	9,973	690,331
Camtek Ltd. (a)	16,454	58,412
Canadian Solar, Inc. (a)(b)	22,619	332,952
Cavium, Inc. (a)(b)	26,758	1,752,917
Ceva, Inc. (a)(b)	9,516	317,834
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	10,118	157,942
Cirrus Logic, Inc. (a)(b)	25,273	1,366,764
Cohu, Inc.	13,514	225,008
Cree, Inc. (a)(b)	39,720	1,078,001
CVD Equipment Corp. (a)(b)	3,218	31,665
CyberOptics Corp. (a)	2,498	85,931
Cypress Semiconductor Corp. (b)	131,139	1,740,215
Diodes, Inc. (a)	19,643	468,878
DSP Group, Inc. (a)	10,444	109,140
Entegris, Inc. (a)	56,613	1,200,196
Experi Corp.	18,918	678,210
First Solar, Inc. (a)(b)	41,466	1,500,655
FormFactor, Inc. (a)	27,092	288,530
GSI Technology, Inc. (a)	9,353	65,377
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	2,413	20,897
Himax Technologies, Inc. sponsored ADR (b)	44,049	298,652
Ichor Holdings Ltd.	11,068	207,968
Impinj, Inc. (b)	7,870	223,193
Integrated Device Technology, Inc. (a)	52,449	1,254,056
Intel Corp.	1,884,120	68,205,144
Intermolecular, Inc. (a)	16,622	17,121
IXYS Corp.	13,453	166,145
JA Solar Holdings Co. Ltd. ADR (a)(b)	23,353	119,100
KLA-Tencor Corp.	62,078	5,594,469
Kopin Corp. (a)(b)	29,573	104,393
Kulicke & Soffa Industries, Inc. (a)	28,734	588,185
Lam Research Corp.	64,875	7,690,283
Lattice Semiconductor Corp. (a)	51,141	361,567
Linear Technology Corp.	93,764	6,055,279
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	25,423	1,171,746
Marvell Technology Group Ltd.	202,564	3,159,998
Maxim Integrated Products, Inc.	113,423	5,024,639
Mellanox Technologies Ltd. (a)(b)	20,018	968,871
Microchip Technology, Inc. (b)	85,935	6,232,006
Micron Technology, Inc. (a)	414,563	9,717,357
Microsemi Corp. (a)	45,244	2,344,544
MKS Instruments, Inc.	20,656	1,355,034
Monolithic Power Systems, Inc.	16,142	1,420,012
MoSys, Inc. (a)(b)	1,755	4,510
Nanometrics, Inc. (a)	11,968	325,649
Nova Measuring Instruments Ltd. (a)	12,404	206,651
NVE Corp.	2,064	161,735
NVIDIA Corp.	214,507	21,768,170
NXP Semiconductors NV (a)	133,110	13,685,039
O2Micro International Ltd. sponsored ADR (a)	13,662	30,330
ON Semiconductor Corp. (a)	167,108	2,528,344
PDF Solutions, Inc. (a)(b)	13,404	286,578
Photronics, Inc. (a)	26,281	281,207
Pixelworks, Inc. (a)(b)	14,146	56,018
Power Integrations, Inc.	11,412	721,238
Qorvo, Inc. (a)(b)	50,692	3,350,741
Qualcomm, Inc.	587,659	33,190,980
QuickLogic Corp. (a)(b)	32,535	51,080
Rambus, Inc. (a)	43,001	540,093
Rubicon Technology, Inc. (a)(b)	5,346	2,994
SemiLEDs Corp. (a)	200	620
Semtech Corp. (a)	25,786	862,542
Sigma Designs, Inc. (a)	15,696	91,822
Silicon Laboratories, Inc. (a)	16,991	1,146,893
Silicon Motion Technology Corp. sponsored ADR	13,574	550,969
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	23,105	181,143
Skyworks Solutions, Inc.	74,062	7,021,818
SolarEdge Technologies, Inc. (a)(b)	17,408	255,027
SPI Energy Co. Ltd. sponsored ADR (a)(b)	21,564	26,955
SunPower Corp. (a)(b)	56,373	493,827
Sunworks, Inc. (a)(b)	9,585	18,882
Synaptics, Inc. (a)(b)	14,250	757,388
Texas Instruments, Inc.	395,488	30,302,291
Tower Semiconductor Ltd. (a)(b)	36,610	840,200
Ultra Clean Holdings, Inc. (a)	12,408	171,851
Ultratech, Inc. (a)	9,723	280,509
Veeco Instruments, Inc. (a)	16,913	462,571
Xcerra Corp. (a)	29,613	258,818
Xilinx, Inc.	100,744	5,925,762
		333,115,263
Software - 10.1%
8x8, Inc. (a)	39,003	588,945
ACI Worldwide, Inc. (a)(b)	45,504	890,513
Activision Blizzard, Inc.	295,780	13,348,551
Adobe Systems, Inc. (a)	197,408	23,361,263
Allot Communications Ltd. (a)	12,391	60,468
American Software, Inc. Class A	11,793	121,940
ANSYS, Inc. (a)	33,980	3,627,705
Aspen Technology, Inc. (a)(b)	29,902	1,738,502
Atlassian Corp. PLC (a)(b)	30,906	878,967
Attunity Ltd. (a)	7,466	65,328
Autodesk, Inc. (a)	88,617	7,647,647
Aware, Inc. (a)	11,224	54,998
Blackbaud, Inc. (b)	18,694	1,336,995
Bottomline Technologies, Inc. (a)	17,448	435,328
BroadSoft, Inc. (a)(b)	11,942	511,118
BSQUARE Corp. (a)	4,329	22,294
CA Technologies, Inc.	167,522	5,405,935
Cadence Design Systems, Inc. (a)	114,181	3,528,193
Callidus Software, Inc. (a)	24,420	460,317
CDK Global, Inc.	59,359	3,943,218
Changyou.com Ltd. (A Shares) ADR (a)	8,437	233,030
Check Point Software Technologies Ltd. (a)(b)	68,315	6,757,037
Citrix Systems, Inc. (a)	62,097	4,902,558
CommVault Systems, Inc. (a)	18,713	917,873
CounterPath Corp. (a)	952	2,351
Covisint Corp. (a)	20,413	40,826
CyberArk Software Ltd. (a)(b)	13,335	674,484
Datawatch Corp. (a)(b)	4,467	33,949
Descartes Systems Group, Inc. (a)	31,630	663,463
Digimarc Corp. (a)(b)	4,075	102,690
Digital Turbine, Inc. (a)(b)	32,983	28,695
Ebix, Inc. (b)	12,367	772,938
Electronic Arts, Inc. (a)	119,997	10,379,741
EnerNOC, Inc. (a)(b)	12,962	70,643
Everbridge, Inc. (b)	9,898	188,458
Evolving Systems, Inc.	7,319	34,033
Exa Corp. (a)	6,624	103,798
FalconStor Software, Inc. (a)	4,107	2,423
FireEye, Inc. (a)(b)	65,679	739,546
Form Holdings Corp. (a)(b)	8,159	18,031
Fortinet, Inc. (a)	68,499	2,558,438
Glu Mobile, Inc. (a)(b)	49,755	96,027
Gridsum Holding, Inc. ADR	5,295	62,110
Guidance Software, Inc. (a)	12,274	83,709
Imperva, Inc. (a)	12,605	516,805
Inseego Corp. (a)(b)	19,413	55,909
Intuit, Inc.	101,532	12,736,174
Jive Software, Inc. (a)	32,701	143,884
KongZhong Corp. sponsored ADR (a)	20,282	145,422
Magic Software Enterprises Ltd.	19,010	147,328
Manhattan Associates, Inc. (a)	28,239	1,416,186
Materialise NV ADR (a)(b)	6,225	56,212
Mentor Graphics Corp.	42,837	1,589,253
Microsoft Corp.	3,091,673	197,805,239
MicroStrategy, Inc. Class A (a)	3,881	744,686
Mitek Systems, Inc. (a)	13,957	87,231
MobileIron, Inc. (a)	33,770	162,096
Monotype Imaging Holdings, Inc.	16,112	324,657
NetSol Technologies, Inc. (a)	5,108	26,051
NICE Systems Ltd. sponsored ADR	15,851	1,081,831
Nuance Communications, Inc. (a)	117,430	1,999,833
NXT-ID, Inc. (a)(b)	787	1,653
Open Text Corp.	96,974	3,196,448
Parametric Technology Corp. (a)	46,316	2,495,969
Park City Group, Inc. (a)(b)	7,999	113,586
Paylocity Holding Corp. (a)(b)	20,845	734,995
Pegasystems, Inc.	30,601	1,315,843
Polarityte, Inc. (a)(b)	2,379	15,059
Progress Software Corp.	18,627	534,222
Proofpoint, Inc. (a)(b)	16,904	1,331,528
QAD, Inc. Class A	7,546	207,138
Qualys, Inc. (a)	13,886	485,316
Rapid7, Inc. (a)(b)	18,134	274,730
RealPage, Inc. (a)	31,808	1,073,520
Sapiens International Corp. NV	20,884	302,400
SeaChange International, Inc. (a)	14,266	35,522
SITO Mobile Ltd. (a)(b)	6,884	13,286
Smith Micro Software, Inc. (a)	735	963
Sonic Foundry, Inc. (a)	478	2,376
Sphere 3D Corp. (a)(b)	24,109	7,233
Splunk, Inc. (a)(b)	53,324	3,291,691
SS&C Technologies Holdings, Inc.	80,482	2,818,480
Symantec Corp.	247,631	7,074,818
Synchronoss Technologies, Inc. (a)(b)	17,592	476,391
Synopsys, Inc. (a)	60,051	4,290,043
Take-Two Interactive Software, Inc. (a)	34,649	1,974,300
Talend SA ADR (b)	4,146	112,398
Tangoe, Inc. (a)(b)	15,733	90,150
TeleNav, Inc. (a)	16,786	136,806
The9 Ltd. sponsored ADR (a)	6,231	6,418
TiVo Corp.	48,954	905,649
Top Image Systems Ltd. (a)	2,532	3,469
Ultimate Software Group, Inc. (a)(b)	11,648	2,252,607
Upland Software, Inc. (a)	8,828	106,377
Varonis Systems, Inc. (a)	11,827	324,060
Vasco Data Security International, Inc. (a)	15,037	195,481
Verint Systems, Inc. (a)	26,297	992,712
Zix Corp. (a)	23,272	116,593
Zynga, Inc. (a)	303,430	804,090
		354,648,193
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	2,120,915	290,544,083
Astro-Med, Inc.	3,663	49,634
Avid Technology, Inc. (a)(b)	17,714	99,553
BlackBerry Ltd. (a)(b)	218,196	1,516,300
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	659
Concurrent Computer Corp.	5,268	26,393
CPI Card Group (b)	24,070	108,315
Cray, Inc. (a)	15,934	332,224
Electronics for Imaging, Inc. (a)	19,633	904,492
Everspin Technologies, Inc. (b)	5,913	59,307
Immersion Corp. (a)(b)	10,589	115,738
Intevac, Inc. (a)	8,266	83,487
Logitech International SA (b)	65,003	1,872,736
NetApp, Inc.	110,892	4,638,612
On Track Innovations Ltd. (a)(b)	22,179	43,027
Seagate Technology LLC (b)	117,262	5,650,856
Stratasys Ltd. (a)(b)	21,080	416,752
Super Micro Computer, Inc. (a)	20,485	532,610
Transact Technologies, Inc.	1,837	13,594
U.S.A. Technologies, Inc. (a)(b)	13,783	55,132
Western Digital Corp.	113,770	8,746,638
		315,810,142

TOTAL INFORMATION TECHNOLOGY		1,675,586,984

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	12,216	412,290
Advanced Emissions Solutions, Inc. (a)	9,725	104,738
AgroFresh Solutions, Inc. (a)(b)	17,874	48,439
Balchem Corp. (b)	13,212	1,151,690
Burcon NutraScience Corp. (a)	2,165	3,765
Codexis, Inc. (a)	16,144	66,190
Fuwei Films Holdings Co. Ltd. (a)	232	647
Gulf Resources, Inc. (a)	18,051	35,741
Hawkins, Inc.	6,232	308,172
Innophos Holdings, Inc.	7,491	396,948
Innospec, Inc.	9,009	588,288
Marrone Bio Innovations, Inc. (a)(b)	5,015	9,829
Methanex Corp. (b)	35,411	1,804,676
Northern Technologies International Corp. (a)	492	7,626
Senomyx, Inc. (a)(b)	14,455	16,334
Tantech Holdings Ltd. (a)(b)	5,755	9,956
Terravia Holdings, Inc. (a)(b)	29,761	27,886
Yield10 Bioscience, Inc. (a)	4,567	1,636
		4,994,851
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	331
Forterra, Inc. (b)	25,811	511,832
Tecnoglass, Inc. (b)	12,187	139,785
U.S. Concrete, Inc. (a)(b)	5,771	363,573
United States Lime & Minerals, Inc.	2,630	200,301
		1,215,822
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	24,010	1,431,476
UFP Technologies, Inc. (a)	3,182	76,368
		1,507,844
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	33,969	478,453
China Natural Resources, Inc. (a)(b)	11,233	24,151
Ferroglobe PLC	29,019	313,115
Ferroglobe Representation & Warranty Insurance	23,476	0
Handy & Harman Ltd. (a)	4,841	115,458
Haynes International, Inc.	5,406	211,158
Kaiser Aluminum Corp.	7,627	601,236
Mountain Province Diamonds, Inc. (a)	66,751	259,827
Olympic Steel, Inc.	4,194	101,411
Pan American Silver Corp.	60,772	1,090,857
Pershing Gold Corp. (a)(b)	17,038	54,522
Randgold Resources Ltd. sponsored ADR (b)	15,658	1,435,995
Real Industries, Inc. (a)	11,150	56,865
Royal Gold, Inc.	26,030	1,719,282
Schnitzer Steel Industries, Inc. Class A	11,511	273,962
Silver Standard Resources, Inc. (a)(b)	47,327	524,509
Steel Dynamics, Inc.	96,418	3,528,899
Synalloy Corp. (a)	3,081	32,196
Universal Stainless & Alloy Products, Inc. (a)	2,467	35,747
		10,857,643
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	24,741	298,129
Pope Resources, Inc. LP	1,780	122,820
Rentech, Inc. (a)(b)	5,467	4,265
		425,214

TOTAL MATERIALS		19,001,374

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	27,262	430,194
Communications Sales & Leasing, Inc.	62,300	1,804,831
CyrusOne, Inc.	33,384	1,699,246
Equinix, Inc.	28,392	10,677,379
Gaming & Leisure Properties	82,579	2,642,528
Gladstone Commercial Corp. (b)	13,150	273,652
Gladstone Land Corp.	5,578	71,398
Global Self Storage, Inc.	4,374	21,126
Government Properties Income Trust (b)	26,165	539,261
Gyrodyne LLC	1,037	20,989
Hospitality Properties Trust (SBI)	65,680	2,087,310
Lamar Advertising Co. Class A (b)	32,901	2,483,367
Potlatch Corp.	17,009	752,648
Retail Opportunity Investments Corp.	42,072	925,584
Sabra Health Care REIT, Inc.	26,268	714,490
Select Income REIT	34,770	904,020
Senior Housing Properties Trust (SBI)	95,450	1,956,725
Sotherly Hotels, Inc.	7,917	54,231
Wheeler REIT, Inc.	28,143	50,095
		28,109,074
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	6,637	159,487
China HGS Real Estate, Inc. (a)(b)	10,514	17,979
Colliers International Group, Inc.	14,670	738,470
Cresud S.A.C.I.F. y A. sponsored ADR	15,770	296,161
Elbit Imaging Ltd. (a)	37	126
FirstService Corp.	14,174	816,483
FRP Holdings, Inc. (a)	4,428	166,493
Griffin Industrial Realty, Inc.	2,554	79,302
Landmark Infrastructure Partners LP	7,744	118,483
Stratus Properties, Inc. (a)(b)	3,435	102,535
		2,495,519

TOTAL REAL ESTATE		30,604,593

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc. (a)	28,590	47,745
Atlantic Tele-Network, Inc.	6,901	471,959
B Communications Ltd.	6,305	129,568
Cogent Communications Group, Inc.	17,827	738,929
Consolidated Communications Holdings, Inc. (b)	21,739	490,214
FairPoint Communications, Inc. (a)	11,249	178,297
Frontier Communications Corp. (b)	469,191	1,374,730
General Communications, Inc. Class A (a)	13,561	273,254
Hawaiian Telcom Holdco, Inc. (a)	5,699	137,460
Internet Gold Golden Lines Ltd. (a)	2,697	29,505
Iridium Communications, Inc. (a)(b)	36,168	314,662
Lumos Networks Corp. (a)	11,377	201,487
magicJack VocalTec Ltd. (a)(b)	6,098	45,735
ORBCOMM, Inc. (a)(b)	29,065	249,087
PDVWireless, Inc. (a)(b)	5,514	141,986
SBA Communications Corp. Class A (a)(b)	49,722	5,756,316
Sify Technologies Ltd. sponsored ADR	1,965	1,827
Windstream Holdings, Inc. (b)	82,421	615,685
		11,198,446
Wireless Telecommunication Services - 0.8%
Airgain, Inc. (b)	2,589	32,621
Boingo Wireless, Inc. (a)	15,873	173,174
NII Holdings, Inc. (a)(b)	39,544	79,088
Partner Communications Co. Ltd. ADR (a)	1,446	8,850
Shenandoah Telecommunications Co. (b)	20,183	567,142
Spok Holdings, Inc.	8,537	155,373
T-Mobile U.S., Inc. (a)	327,384	20,471,322
VimpelCom Ltd. sponsored ADR (b)	536,463	2,204,863
Vodafone Group PLC sponsored ADR (b)	171,588	4,360,051
		28,052,484

TOTAL TELECOMMUNICATION SERVICES		39,250,930

UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	14,109	902,271
Otter Tail Corp.	17,065	641,644
Spark Energy, Inc. Class A, (b)	1,866	50,382
		1,594,297
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	3,357	102,254
RGC Resources, Inc.	598	15,775
		118,029
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	10,672	142,044
Atlantica Yield PLC (b)	39,412	857,605
Pattern Energy Group, Inc. (b)	34,364	714,428
TerraForm Global, Inc.	43,718	190,173
Terraform Power, Inc. (a)	38,066	438,140
VivoPower International PLC (a)	1,500	7,350
		2,349,740
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,076	167,254
Cadiz, Inc. (a)(b)	8,403	123,104
Connecticut Water Service, Inc.	4,354	248,396
Consolidated Water Co., Inc. (b)	6,259	64,781
Global Water Resources, Inc. (b)	7,366	63,274
Middlesex Water Co.	7,557	284,521
Pure Cycle Corp. (a)(b)	9,138	47,061
York Water Co.	5,988	215,568
		1,213,959

TOTAL UTILITIES		5,276,025

TOTAL COMMON STOCKS
(Cost $2,568,534,912)		3,496,545,382
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (d)
(Cost $1,994,874)	2,000,000	1,993,650
	Shares	Value

Money Market Funds - 12.1%
Fidelity Cash Central Fund, 0.60% (e)	29,737,274	$29,743,221
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	394,588,652	394,667,570
TOTAL MONEY MARKET FUNDS
(Cost $424,343,390)		424,410,791
TOTAL INVESTMENT PORTFOLIO - 111.6%
(Cost $2,994,873,176)		3,922,949,823
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(408,407,068)
NET ASSETS - 100%		$3,514,542,755

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
165 CME E-mini NASDAQ 100 Index Contracts (United States)	March 2017	17,596,425	$1,040,297

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $509,378.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,171
Fidelity Securities Lending Cash Central Fund	912,158
Total	$963,329

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$656,450,653	$656,450,653	$--	$--
Consumer Staples	176,762,589	176,762,589	--	--
Energy	21,939,645	21,939,583	62	--
Financials	256,754,298	256,754,130	168	--
Health Care	455,983,995	455,034,816	725,352	223,827
Industrials	158,934,296	158,934,296	--	--
Information Technology	1,675,586,984	1,675,586,984	--	--
Materials	19,001,374	19,001,374	--	--
Real Estate	30,604,593	30,604,593	--	--
Telecommunication Services	39,250,930	39,250,930	--	--
Utilities	5,276,025	5,276,025	--	--
U.S. Government and Government Agency Obligations	1,993,650	--	1,993,650	--
Money Market Funds	424,410,791	424,410,791	--	--
Total Investments in Securities:	$3,922,949,823	$3,920,006,764	$2,719,232	$223,827
Derivative Instruments:
Assets
Futures Contracts	$1,040,297	$1,040,297	$--	$--
Total Assets	$1,040,297	$1,040,297	$--	$--
Total Derivative Instruments:	$1,040,297	$1,040,297	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $3,009,692,787. Net unrealized appreciation aggregated $913,257,036, of which $1,054,936,676 related to appreciated investment securities and $141,679,640 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series 100 Index Fund

February 28, 2017

HUN-QTLY-0417
1.855576.109

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.8%
Ford Motor Co.	1,023,029	$12,818,553
General Motors Co.	363,604	13,395,171
		26,213,724
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	217,678	27,786,597
Starbucks Corp.	381,494	21,695,564
		49,482,161
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	103,378	87,358,545
Priceline Group, Inc. (a)	12,934	22,299,897
		109,658,442
Media - 3.6%
Comcast Corp. Class A	1,249,481	46,755,579
The Walt Disney Co.	383,786	42,251,001
Time Warner, Inc.	202,131	19,851,286
Twenty-First Century Fox, Inc.:
Class A	277,538	8,303,937
Class B	127,679	3,747,379
		120,909,182
Multiline Retail - 0.2%
Target Corp.	147,233	8,652,883
Specialty Retail - 1.9%
Home Depot, Inc.	319,308	46,270,922
Lowe's Companies, Inc.	228,007	16,956,881
		63,227,803
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	350,244	20,019,947

TOTAL CONSUMER DISCRETIONARY		398,164,142

CONSUMER STAPLES - 10.9%
Beverages - 2.5%
PepsiCo, Inc.	375,932	41,495,374
The Coca-Cola Co.	1,017,472	42,693,125
		84,188,499
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	114,581	20,301,462
CVS Health Corp.	279,538	22,525,172
Wal-Mart Stores, Inc.	394,721	27,997,561
Walgreens Boots Alliance, Inc.	224,323	19,377,021
		90,201,216
Food Products - 0.9%
Mondelez International, Inc.	404,826	17,779,958
The Kraft Heinz Co.	156,346	14,307,222
		32,087,180
Household Products - 2.4%
Colgate-Palmolive Co.	232,986	17,003,318
Procter & Gamble Co.	701,439	63,880,050
		80,883,368
Tobacco - 2.4%
Altria Group, Inc.	511,210	38,299,853
Philip Morris International, Inc.	406,644	44,466,521
		82,766,374

TOTAL CONSUMER STAPLES		370,126,637

ENERGY - 6.6%
Energy Equipment & Services - 1.2%
Halliburton Co.	226,593	12,113,662
Schlumberger Ltd.	364,694	29,306,810
		41,420,472
Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	494,827	55,668,038
ConocoPhillips Co.	324,777	15,449,642
Exxon Mobil Corp.	1,086,943	88,390,205
Kinder Morgan, Inc.	503,232	10,723,874
Occidental Petroleum Corp.	200,311	13,130,386
		183,362,145

TOTAL ENERGY		224,782,617

FINANCIALS - 14.9%
Banks - 8.5%
Bank of America Corp.	2,648,763	65,371,471
Citigroup, Inc.	746,979	44,676,814
JPMorgan Chase & Co.	937,945	84,996,576
U.S. Bancorp	418,792	23,033,560
Wells Fargo & Co.	1,184,814	68,577,034
		286,655,455
Capital Markets - 2.0%
Bank of New York Mellon Corp.	277,152	13,064,945
BlackRock, Inc. Class A	31,861	12,344,863
Goldman Sachs Group, Inc.	96,937	24,046,192
Morgan Stanley	378,000	17,263,260
		66,719,260
Consumer Finance - 0.8%
American Express Co.	201,524	16,134,011
Capital One Financial Corp.	126,422	11,865,969
		27,999,980
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	497,736	85,321,905
Insurance - 1.1%
Allstate Corp.	96,526	7,930,576
American International Group, Inc.	255,774	16,349,074
MetLife, Inc.	288,108	15,108,384
		39,388,034

TOTAL FINANCIALS		506,084,634

HEALTH CARE - 14.5%
Biotechnology - 3.7%
AbbVie, Inc.	425,975	26,342,294
Amgen, Inc.	194,999	34,423,173
Biogen, Inc. (a)	57,031	16,459,147
Celgene Corp. (a)	203,198	25,096,985
Gilead Sciences, Inc.	345,335	24,339,211
		126,660,810
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	451,143	20,337,526
Danaher Corp.	159,554	13,649,845
Medtronic PLC	359,907	29,120,075
		63,107,446
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	249,493	41,261,152
Pharmaceuticals - 7.7%
Allergan PLC	98,317	24,069,968
Bristol-Myers Squibb Co.	438,067	24,842,780
Eli Lilly & Co.	254,646	21,087,235
Johnson & Johnson	713,113	87,149,540
Merck & Co., Inc.	722,709	47,604,842
Pfizer, Inc.	1,590,654	54,273,114
		259,027,479

TOTAL HEALTH CARE		490,056,887

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.8%
General Dynamics Corp.	75,032	14,241,824
Lockheed Martin Corp.	66,045	17,606,276
Raytheon Co.	76,972	11,865,234
The Boeing Co.	150,449	27,115,423
United Technologies Corp.	200,725	22,591,599
		93,420,356
Air Freight & Logistics - 0.9%
FedEx Corp.	64,089	12,367,895
United Parcel Service, Inc. Class B	180,697	19,110,515
		31,478,410
Electrical Equipment - 0.3%
Emerson Electric Co.	168,486	10,126,009
Industrial Conglomerates - 3.7%
3M Co.	157,658	29,379,568
General Electric Co.	2,318,840	69,124,620
Honeywell International, Inc.	199,770	24,871,365
		123,375,553
Machinery - 0.4%
Caterpillar, Inc.	153,361	14,823,874
Road & Rail - 0.7%
Union Pacific Corp.	216,018	23,316,983

TOTAL INDUSTRIALS		296,541,185

INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,315,793	44,973,805
Internet Software & Services - 6.3%
Alphabet, Inc.:
Class A (a)	77,611	65,575,862
Class C (a)	77,792	64,039,152
Facebook, Inc. Class A (a)	613,584	83,165,175
		212,780,189
IT Services - 4.2%
Accenture PLC Class A	162,597	19,918,133
IBM Corp.	226,809	40,784,794
MasterCard, Inc. Class A	249,502	27,559,991
PayPal Holdings, Inc. (a)	294,149	12,354,258
Visa, Inc. Class A	489,536	43,049,796
		143,666,972
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	1,242,200	44,967,640
Qualcomm, Inc.	387,126	21,864,876
Texas Instruments, Inc.	261,988	20,073,521
		86,906,037
Software - 4.8%
Microsoft Corp.	2,038,097	130,397,446
Oracle Corp.	785,599	33,458,661
		163,856,107
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	1,397,721	191,473,799

TOTAL INFORMATION TECHNOLOGY		843,656,909

MATERIALS - 1.5%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	227,874	17,897,224
Monsanto Co.	114,805	13,068,253
The Dow Chemical Co.	293,769	18,290,058
		49,255,535
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group, Inc.	82,367	15,188,475
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,609,696	67,269,196
Verizon Communications, Inc.	1,068,579	53,033,576
		120,302,772
UTILITIES - 1.6%
Electric Utilities - 1.6%
Duke Energy Corp.	180,587	14,907,457
Exelon Corp.	242,010	8,884,187
NextEra Energy, Inc.	122,482	16,045,142
Southern Co.	256,880	13,054,642
		52,891,428
TOTAL COMMON STOCKS
(Cost $2,783,531,258)		3,367,051,221
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (b)
(Cost $498,718)	500,000	498,413
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.60% (c)
(Cost $39,678,031)	39,670,096	39,678,031
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,823,708,007)		3,407,227,665
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(22,712,817)
NET ASSETS - 100%		$3,384,514,848

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
152 CME E-mini S&P 500 Index Contracts (United States)	March 2017	17,957,280	$39,653

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $498,413.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,311
Fidelity Securities Lending Cash Central Fund	673
Total	$25,984

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$398,164,142	$398,164,142	$--	$--
Consumer Staples	370,126,637	370,126,637	--	--
Energy	224,782,617	224,782,617	--	--
Financials	506,084,634	506,084,634	--	--
Health Care	490,056,887	490,056,887	--	--
Industrials	296,541,185	296,541,185	--	--
Information Technology	843,656,909	843,656,909	--	--
Materials	49,255,535	49,255,535	--	--
Real Estate	15,188,475	15,188,475	--	--
Telecommunication Services	120,302,772	120,302,772	--	--
Utilities	52,891,428	52,891,428	--	--
U.S. Government and Government Agency Obligations	498,413	--	498,413	--
Money Market Funds	39,678,031	39,678,031	--	--
Total Investments in Securities:	$3,407,227,665	$3,406,729,252	$498,413	$--
Derivative Instruments:
Assets
Futures Contracts	$39,653	$39,653	$--	$--
Total Assets	$39,653	$39,653	$--	$--
Total Derivative Instruments:	$39,653	$39,653	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality}. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $2,840,609,783. Net unrealized appreciation aggregated $566,617,882, of which $895,537,810 related to appreciated investment securities and $328,919,928 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017